ANNUAL REPORT
PHL VARIABLE
ACCUMULATION ACCOUNT
December 31, 2015

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
	Alger Capital Appreciation Portfolio – Class I-2 Shares		AB VPS Balanced Wealth Strategy Portfolio – Class B		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$ 3,319,066		$ 5,821,032		$ 2,329,319		$ 28,266,255
Total assets	$ 3,319,066		$ 5,821,032		$ 2,329,319		$ 28,266,255
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ -		$ -		$ 413
Total net assets	$ 3,319,066		$ 5,821,032		$ 2,329,319		$ 28,265,842
Net assets:
Accumulation units	$ 3,318,461		$ 5,821,032		$ 2,329,319		$ 27,804,749
Contracts in payout (annuitization) period	$ 605		$ -		$ -		$ 461,093
Total net assets	$ 3,319,066		$ 5,821,032		$ 2,329,319		$ 28,265,842
Units outstanding	904,483		4,557,212		1,311,754		7,480,736
Investment shares held	49,230		535,513		25,451		1,457,023
Investments at cost	$ 1,583,296		$ 6,074,990		$ 1,936,403		$ 16,235,717
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ 1.27	49,682	$ -	-	$ 2.10	310
Phoenix Dimensions® Option 1	$ -	-	$ 1.30	574,607	$ 1.78	11,707	$ 1.82	187,468
Phoenix Dimensions® Option 2	$ -	-	$ 1.28	114,603	$ 1.74	14,018	$ 1.77	89,705
Phoenix Dimensions® Option 4	$ -	-	$ 1.25	275,519	$ 1.71	463	$ 1.72	119,526
Phoenix Income Choice®	$ 5.02	103	$ -	-	$ -	-	$ 4.06	107,619
Phoenix Investor’s Edge® Option 1	$ 5.20	2,269	$ 1.26	429,481	$ 1.72	10,457	$ 3.66	230,803
Phoenix Investor’s Edge® Option 2	$ 5.09	2,060	$ 1.25	561,487	$ 1.70	8,506	$ 3.58	125,525
Phoenix Investor’s Edge® Option 3	$ 4.98	485	$ 1.23	17,587	$ -	-	$ 3.51	4,486
Phoenix Premium Edge®	$ 3.22	204,070	$ 1.27	1,414,692	$ 1.73	165,910	$ 3.86	375,998
Phoenix Spectrum Edge® Option 1	$ 5.62	30,858	$ 1.32	226,762	$ 1.80	73,067	$ 3.96	1,678,296
Phoenix Spectrum Edge® Option 2	$ 5.50	62,779	$ 1.30	279,486	$ 1.78	199,714	$ 3.88	3,222,756
Phoenix Spectrum Edge® Option 3	$ 5.39	14,646	$ 1.29	15,811	$ -	-	$ 3.80	273,708
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 3.85	21,999
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.79	11,825	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.76	16,681	$ 1.41	52,028
Retirement Planner's Edge	$ 3.24	21,913	$ 1.29	61,952	$ 1.76	59,953	$ 3.97	261,306
The Big Edge Choice®	$ 3.33	131,008	$ 1.29	256,346	$ 1.76	380,765	$ 3.99	356,259
The Phoenix Edge® – VA Option 1	$ 3.60	281,336	$ 1.34	204,248	$ 1.83	262,616	$ 4.27	234,977
The Phoenix Edge® – VA Option 2	$ 3.39	148,164	$ 1.30	15,054	$ 1.78	80,376	$ 4.06	77,226
The Phoenix Edge® – VA Option 3	$ 3.34	4,792	$ 1.29	59,895	$ 1.76	15,696	$ 4.00	60,741
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
Assets:
Investments at fair value	$ 537,091		$ 61,387,542		$ 7,444,914		$ 31,897,193
Total assets	$ 537,091		$ 61,387,542		$ 7,444,914		$ 31,897,193
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ 574		$ 1		$ 25
Total net assets	$ 537,091		$ 61,386,968		$ 7,444,913		$ 31,897,168
Net assets:
Accumulation units	$ 537,091		$ 61,162,237		$ 7,424,699		$ 31,818,517
Contracts in payout (annuitization) period	$ -		$ 224,731		$ 20,214		$ 78,651
Total net assets	$ 537,091		$ 61,386,968		$ 7,444,913		$ 31,897,168
Units outstanding	326,812		22,170,764		2,134,348		34,502,750
Investment shares held	35,382		5,642,237		1,170,584		31,897,193
Investments at cost	$ 473,124		$ 65,185,228		$ 8,912,783		$ 31,897,193
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 5.09	1,016	$ 0.96	8,328
Freedom Edge®	$ -	-	$ 1.26	54,605	$ 1.92	18,818	$ 0.91	160,121
Phoenix Dimensions® Option 1	$ 1.65	124	$ 1.26	584,180	$ 1.74	370,083	$ 0.93	958,128
Phoenix Dimensions® Option 2	$ -	-	$ 1.23	162,945	$ 1.69	31,910	$ 0.91	306,112
Phoenix Dimensions® Option 4	$ -	-	$ 1.19	338,346	$ 1.65	2,659	$ 0.90	200,511
Phoenix Income Choice®	$ -	-	$ 2.92	50,154	$ 4.47	1,560	$ 0.93	84,598
Phoenix Investor’s Edge® Option 1	$ 1.60	18,829	$ 2.66	403,449	$ 4.25	86,463	$ 0.91	1,537,273
Phoenix Investor’s Edge® Option 2	$ -	-	$ 2.60	403,718	$ 4.16	52,293	$ 0.90	303,292
Phoenix Investor’s Edge® Option 3	$ -	-	$ 2.54	4,298	$ 4.08	6,079	$ -	-
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ 4.13	881	$ -	-
Phoenix Premium Edge®	$ 1.61	53,383	$ 3.00	1,012,800	$ 3.91	438,979	$ 0.91	2,359,209
Phoenix Spectrum Edge® Option 1	$ 1.67	34,146	$ 2.87	5,136,293	$ 4.60	132,361	$ 0.94	3,350,708
Phoenix Spectrum Edge® Option 2	$ 1.65	68,311	$ 2.81	11,467,736	$ 4.50	194,352	$ 0.93	7,574,595
Phoenix Spectrum Edge® Option 3	$ -	-	$ 2.75	832,093	$ 4.41	15,252	$ 0.92	1,532,228
Phoenix Spectrum Edge® Option 4	$ -	-	$ 2.79	21,923	$ -	-	$ 0.93	175,978
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.22	26,842	$ 1.49	106,779	$ 0.93	2,849,876
Phoenix Spectrum Edge® + Option 2	$ 1.64	3,594	$ 1.21	105,146	$ 1.47	37,617	$ 0.92	5,901,930
Retirement Planner's Edge	$ 1.64	1,084	$ 3.17	269,111	$ 4.02	43,362	$ 0.92	555,581
The Big Edge Choice®	$ 1.64	109,322	$ 3.20	516,629	$ 3.93	337,753	$ 0.92	4,302,387
The Phoenix Edge® – VA Option 1	$ 1.70	21,761	$ 3.52	459,041	$ 4.39	134,575	$ 0.95	1,506,241
The Phoenix Edge® – VA Option 2	$ 1.65	7,623	$ 3.26	126,376	$ 4.16	106,426	$ 0.93	549,832
The Phoenix Edge® – VA Option 3	$ 1.64	8,635	$ 3.25	195,079	$ 4.14	15,130	$ 0.92	285,822
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$ 26,911,078		$ 75,586,117		$ 11,567,310		$ 33,347,387
Total assets	$ 26,911,078		$ 75,586,117		$ 11,567,310		$ 33,347,387
Liabilities:
Payable to PHL Variable Insurance Company	$ 2		$ 123		$ 1		$ 3
Total net assets	$ 26,911,076		$ 75,585,994		$ 11,567,309		$ 33,347,384
Net assets:
Accumulation units	$ 26,840,084		$ 75,542,650		$ 11,536,841		$ 33,347,384
Contracts in payout (annuitization) period	$ 70,992		$ 43,344		$ 30,468		$ -
Total net assets	$ 26,911,076		$ 75,585,994		$ 11,567,309		$ 33,347,384
Units outstanding	6,633,581		33,205,915		3,771,804		25,743,580
Investment shares held	796,421		2,384,420		176,412		2,724,460
Investments at cost	$ 18,750,111		$ 45,803,040		$ 5,186,438		$ 33,413,078
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 5.36	372	$ -	-
Freedom Edge®	$ 2.50	18,270	$ 2.23	43,341	$ 2.13	26,135	$ 1.27	88,797
Phoenix Dimensions® Option 1	$ 1.99	327,981	$ 1.99	1,525,806	$ 1.99	17,243	$ 1.31	1,374,253
Phoenix Dimensions® Option 2	$ 1.93	123,523	$ 1.94	517,152	$ 1.93	56	$ 1.28	431,004
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.93	265	$ -	-
Phoenix Dimensions® Option 4	$ -	-	$ 1.89	395,642	$ -	-	$ 1.26	269,134
Phoenix Income Choice®	$ 5.07	12,302	$ 3.90	6,066	$ 3.30	2,660	$ -	-
Phoenix Investor’s Edge® Option 1	$ 5.08	141,436	$ 3.96	454,822	$ 3.43	87,082	$ 1.27	854,190
Phoenix Investor’s Edge® Option 2	$ 4.98	85,538	$ 3.88	271,459	$ 3.35	41,147	$ 1.25	404,353
Phoenix Investor’s Edge® Option 3	$ 4.87	18,769	$ 3.80	6,233	$ 3.28	2,876	$ -	-
Phoenix Premium Edge®	$ 4.01	774,418	$ 2.78	1,227,211	$ 2.30	383,830	$ 1.27	1,353,884
Phoenix Spectrum Edge® Option 1	$ 5.50	466,559	$ 4.29	1,738,490	$ 3.71	599,619	$ 1.33	1,291,392
Phoenix Spectrum Edge® Option 2	$ 5.38	822,606	$ 4.20	4,822,263	$ 3.63	1,286,095	$ 1.31	3,925,214
Phoenix Spectrum Edge® Option 3	$ 5.27	97,251	$ 4.11	229,629	$ 3.55	54,806	$ 1.30	68,169
Phoenix Spectrum Edge® Option 4	$ 5.35	872	$ 4.17	18,501	$ 3.60	227	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.49	487,397	$ 1.61	5,589,378	$ 1.64	73,046	$ 1.30	4,377,663
Phoenix Spectrum Edge® + Option 2	$ 1.48	177,536	$ 1.59	15,853,217	$ 1.62	27,904	$ 1.29	10,643,690
Retirement Planner's Edge	$ 4.19	144,383	$ 3.31	11,483	$ 2.38	269,402	$ 1.30	6,119
The Big Edge Choice®	$ 4.15	1,494,713	$ 2.91	311,486	$ 2.45	419,487	$ 1.30	338,528
The Phoenix Edge® – VA Option 1	$ 4.52	619,939	$ 3.17	76,719	$ 2.61	226,365	$ 1.36	192,100
The Phoenix Edge® – VA Option 2	$ 4.24	501,798	$ 2.96	82,110	$ 2.50	199,302	$ 1.31	39,743
The Phoenix Edge® – VA Option 3	$ 4.17	318,290	$ 2.91	24,907	$ 2.39	53,885	$ 1.30	85,347
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim Long Short Equity Fund
Assets:
Investments at fair value	$ 127,796		$ 27,091,252		$ 32,585,787		$ 642,750
Total assets	$ 127,796		$ 27,091,252		$ 32,585,787		$ 642,750
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ -		$ 2		$ -
Total net assets	$ 127,796		$ 27,091,252		$ 32,585,785		$ 642,750
Net assets:
Accumulation units	$ 88,796		$ 27,064,592		$ 32,515,704		$ 642,750
Contracts in payout (annuitization) period	$ 39,000		$ 26,660		$ 70,081		$ -
Total net assets	$ 127,796		$ 27,091,252		$ 32,585,785		$ 642,750
Units outstanding	79,042		21,159,023		18,041,115		381,985
Investment shares held	18,025		1,907,835		1,697,176		42,092
Investments at cost	$ 155,486		$ 32,642,851		$ 28,664,710		$ 434,782
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ 1.37	197,656	$ 1.83	110,567	$ -	-
Phoenix Dimensions® Option 1	$ 1.63	732	$ 1.41	1,149,165	$ 1.51	1,107,793	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.38	545,552	$ 1.47	531,936	$ -	-
Phoenix Dimensions® Option 3	$ -	-	$ 1.38	918	$ 1.47	833	$ -	-
Phoenix Dimensions® Option 4	$ 1.57	1,552	$ 1.35	169,306	$ 1.44	149,325	$ -	-
Phoenix Income Choice®	$ -	-	$ 1.41	11,887	$ 3.59	2,257	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.58	11,878	$ 1.36	2,249,447	$ 3.58	882,131	$ 1.62	232
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.34	1,633,485	$ 3.50	673,137	$ -	-
Phoenix Investor’s Edge® Option 3	$ -	-	$ 1.32	12,728	$ 3.42	32,403	$ 1.56	1,664
Phoenix Premium Edge®	$ 1.59	2,689	$ 1.37	1,337,569	$ 3.82	596,677	$ 1.63	25,099
Phoenix Spectrum Edge® Option 1	$ 1.65	365	$ 1.43	560,243	$ 3.87	381,635	$ 1.74	6,592
Phoenix Spectrum Edge® Option 2	$ 1.63	36,358	$ 1.41	1,579,504	$ 3.79	748,487	$ 1.71	76,773
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.39	95,205	$ 3.71	34,314	$ 1.68	198,037
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.19	2,657,959	$ 1.12	2,967,362	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.18	7,796,693	$ 1.10	8,094,651	$ -	-
Retirement Planner's Edge	$ -	-	$ 1.39	137,971	$ 4.30	65,496	$ 1.68	19,234
The Big Edge Choice®	$ 1.61	9,966	$ 1.30	699,148	$ 2.31	1,198,419	$ 1.68	24,573
The Phoenix Edge® – VA Option 1	$ -	-	$ 1.46	187,582	$ 4.61	289,055	$ 1.79	66
The Phoenix Edge® – VA Option 2	$ 1.63	9,692	$ 1.41	120,377	$ 4.31	151,199	$ 1.71	24,374
The Phoenix Edge® – VA Option 3	$ 1.62	5,810	$ 1.40	16,628	$ 4.35	23,438	$ 1.69	5,341
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II		Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 9,764,806		$ 29,079,664		$ 13,253,059		$ 26,539,347
Total assets	$ 9,764,806		$ 29,079,664		$ 13,253,059		$ 26,539,347
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ -		$ 3		$ -
Total net assets	$ 9,764,806		$ 29,079,664		$ 13,253,056		$ 26,539,347
Net assets:
Accumulation units	$ 9,764,806		$ 29,079,664		$ 13,253,056		$ 26,539,347
Total net assets	$ 9,764,806		$ 29,079,664		$ 13,253,056		$ 26,539,347
Units outstanding	7,651,379		24,253,711		10,562,010		23,657,934
Investment shares held	884,493		2,712,655		1,258,600		2,510,818
Investments at cost	$ 7,937,690		$ 27,542,794		$ 12,068,386		$ 26,631,488
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.26	38,542	$ -	-	$ -	-	$ 1.11	107,181
Phoenix Dimensions® Option 1	$ 1.28	106,734	$ 1.21	3,030,442	$ 1.26	769,636	$ 1.13	2,334,153
Phoenix Dimensions® Option 2	$ 1.26	114,844	$ 1.19	1,286,522	$ 1.25	328,894	$ 1.11	368,247
Phoenix Dimensions® Option 4	$ 1.25	210,382	$ 1.18	235,728	$ 1.23	478,781	$ 1.10	680,680
Phoenix Investor’s Edge® Option 1	$ 1.25	57,634	$ 1.18	2,245,423	$ 1.24	442,800	$ 1.11	3,587,836
Phoenix Investor’s Edge® Option 2	$ 1.24	65,956	$ 1.17	1,469,608	$ 1.23	748,836	$ 1.10	302,611
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ 1.22	18,964	$ 1.09	129,985
Phoenix Premium Edge®	$ 1.26	97,213	$ 1.19	3,545,927	$ 1.24	808,251	$ 1.11	1,478,384
Phoenix Spectrum Edge® Option 1	$ 1.29	742,067	$ 1.22	1,456,051	$ 1.27	1,239,400	$ 1.14	1,636,740
Phoenix Spectrum Edge® Option 2	$ 1.28	4,600,083	$ 1.21	4,911,896	$ 1.26	2,020,387	$ 1.13	4,273,596
Phoenix Spectrum Edge® Option 3	$ 1.27	223,186	$ 1.20	539,015	$ 1.25	313,455	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.28	314,934	$ 1.21	1,301,580	$ 1.27	659,897	$ 1.13	1,808,340
Phoenix Spectrum Edge® + Option 2	$ 1.27	643,235	$ 1.20	3,168,760	$ 1.26	1,402,432	$ 1.12	4,997,218
Retirement Planner's Edge	$ 1.27	103,157	$ 1.20	51,215	$ 1.25	27,218	$ -	-
The Big Edge Choice®	$ 1.27	162,823	$ 1.20	596,243	$ 1.25	368,135	$ 1.12	918,958
The Phoenix Edge® – VA Option 1	$ 1.30	11,025	$ 1.23	341,339	$ 1.29	198,690	$ 1.15	428,114
The Phoenix Edge® – VA Option 2	$ 1.28	115,752	$ 1.21	73,962	$ 1.26	736,234	$ 1.13	95,091
The Phoenix Edge® – VA Option 3	$ 1.27	43,812	$ -	-	$ -	-	$ 1.12	510,800
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 19,016,853		$ 3,367,338		$ 1,282,056		$ 1,598,563
Total assets	$ 19,016,853		$ 3,367,338		$ 1,282,056		$ 1,598,563
Liabilities:
Payable to PHL Variable Insurance Company	$ 7		$ -		$ -		$ -
Total net assets	$ 19,016,846		$ 3,367,338		$ 1,282,056		$ 1,598,563
Net assets:
Accumulation units	$ 18,971,742		$ 3,355,052		$ 1,282,056		$ 1,571,697
Contracts in payout (annuitization) period	$ 45,104		$ 12,286		$ -		$ 26,866
Total net assets	$ 19,016,846		$ 3,367,338		$ 1,282,056		$ 1,598,563
Units outstanding	12,677,589		2,182,700		858,850		981,299
Investment shares held	331,882		99,508		79,335		131,895
Investments at cost	$ 12,356,940		$ 2,567,612		$ 1,317,573		$ 1,762,420
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.48	8,950	$ 1.49	9,131	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.50	124,817	$ -	-	$ 1.54	20,050	$ -	-
Phoenix Dimensions® Option 2	$ 1.49	42,768	$ -	-	$ 1.50	23,179	$ -	-
Phoenix Dimensions® Option 4	$ 1.47	66,456	$ -	-	$ -	-	$ -	-
Phoenix Income Choice®	$ 1.50	7,507	$ 1.54	7,911	$ -	-	$ 1.65	16,257
Phoenix Investor’s Edge® Option 1	$ 1.48	158,433	$ 1.48	39,444	$ 1.48	16,809	$ 1.58	27,300
Phoenix Investor’s Edge® Option 2	$ 1.47	200,085	$ 1.46	39,852	$ 1.46	49,622	$ 1.55	57,038
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ -	-	$ 1.53	8,057
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 1.55	1,717
Phoenix Premium Edge®	$ 1.48	307,244	$ 1.49	138,540	$ 1.49	352,008	$ 1.59	142,104
Phoenix Spectrum Edge® Option 1	$ 1.51	3,193,816	$ 1.57	508,641	$ 1.56	7,787	$ 1.68	111,199
Phoenix Spectrum Edge® Option 2	$ 1.50	7,368,788	$ 1.54	1,203,223	$ 1.54	48,533	$ 1.65	152,514
Phoenix Spectrum Edge® Option 3	$ 1.49	562,575	$ 1.52	64,386	$ -	-	$ 1.63	216,738
Phoenix Spectrum Edge® Option 4	$ 1.50	7,439	$ 1.54	615	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.50	2,446	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.49	5,083	$ -	-	$ 1.34	15,834	$ -	-
Retirement Planner's Edge	$ 1.49	15,875	$ 1.52	13,594	$ 1.52	69,269	$ 1.63	25,003
The Big Edge Choice®	$ 1.49	289,331	$ 1.53	58,083	$ 1.47	186,573	$ 1.63	164,894
The Phoenix Edge® – VA Option 1	$ 1.52	101,462	$ 1.60	34,844	$ 1.60	13,872	$ 1.72	14,796
The Phoenix Edge® – VA Option 2	$ 1.50	169,022	$ 1.54	52,343	$ 1.54	44,545	$ 1.65	43,682
The Phoenix Edge® – VA Option 3	$ 1.49	45,492	$ 1.53	12,093	$ 1.53	10,769	$ -	-
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 533,265		$ 5,137,480		$ 47,579,633		$ 3,747,500
Total assets	$ 533,265		$ 5,137,480		$ 47,579,633		$ 3,747,500
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ 1		$ 189		$ 1
Total net assets	$ 533,265		$ 5,137,479		$ 47,579,444		$ 3,747,499
Net assets:
Accumulation units	$ 533,265		$ 5,137,479		$ 47,422,084		$ 3,679,381
Contracts in payout (annuitization) period	$ -		$ -		$ 157,360		$ 68,118
Total net assets	$ 533,265		$ 5,137,479		$ 47,579,444		$ 3,747,499
Units outstanding	292,640		3,114,457		32,192,241		2,393,246
Investment shares held	72,160		461,174		1,477,170		160,975
Investments at cost	$ 1,043,375		$ 5,396,700		$ 39,219,086		$ 3,235,762
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.76	3,469	$ 1.64	1,606	$ 1.43	65,376	$ 1.54	4,795
Phoenix Dimensions® Option 1	$ -	-	$ 1.69	70,389	$ 1.49	567,732	$ 1.57	23,680
Phoenix Dimensions® Option 2	$ -	-	$ 1.65	6,240	$ 1.45	206,377	$ 1.53	4,158
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.45	357	$ -	-
Phoenix Dimensions® Option 4	$ -	-	$ -	-	$ 1.41	239,162	$ -	-
Phoenix Income Choice®	$ -	-	$ -	-	$ 1.49	15,749	$ 1.60	2,365
Phoenix Investor’s Edge® Option 1	$ 1.75	8,870	$ 1.63	143,481	$ 1.43	681,476	$ 1.53	140,403
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.60	84,671	$ 1.40	604,550	$ 1.50	105,791
Phoenix Investor’s Edge® Option 3	$ -	-	$ 1.57	2,860	$ 1.38	4,437	$ 1.48	17,375
Phoenix Investor’s Edge® Option 4	$ 1.72	3,630	$ 1.59	615	$ 1.40	4,927	$ 1.49	4,775
Phoenix Premium Edge®	$ 1.76	30,079	$ 1.64	586,609	$ 1.43	873,901	$ 1.54	331,291
Phoenix Spectrum Edge® Option 1	$ 1.86	89,895	$ 1.73	450,533	$ 1.51	7,103,704	$ 1.62	324,775
Phoenix Spectrum Edge® Option 2	$ 1.83	76,163	$ 1.70	449,095	$ 1.49	18,201,882	$ 1.60	531,724
Phoenix Spectrum Edge® Option 3	$ 1.80	7,167	$ 1.67	75,365	$ 1.47	1,004,517	$ 1.57	97,773
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ 1.48	14,349	$ 1.59	1,175
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.48	109,837	$ 1.17	325,096	$ 1.20	40,891
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.46	287,180	$ 1.15	745,114	$ 1.19	43,690
Retirement Planner's Edge	$ 1.80	25,630	$ 1.67	157,332	$ 1.47	131,862	$ 1.57	85,671
The Big Edge Choice®	$ 1.81	29,979	$ 1.68	479,412	$ 1.47	773,154	$ 1.57	317,645
The Phoenix Edge® – VA Option 1	$ 1.90	3,145	$ 1.76	39,644	$ 1.55	279,500	$ 1.66	173,198
The Phoenix Edge® – VA Option 2	$ -	-	$ 1.70	68,324	$ 1.49	215,185	$ 1.60	47,022
The Phoenix Edge® – VA Option 3	$ 1.81	14,613	$ 1.68	101,264	$ 1.47	133,834	$ 1.58	95,049
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Neuberger Berman AMT Small Cap Growth Portfolio – S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares
Assets:
Investments at fair value	$ 40,083,504		$ 229,943		$ -		$ 917,586
Total assets	$ 40,083,504		$ 229,943		$ -		$ 917,586
Liabilities:
Payable to PHL Variable Insurance Company	$ 3		$ -		$ -		$ -
Total net assets	$ 40,083,501		$ 229,943		$ -		$ 917,586
Net assets:
Accumulation units	$ 40,082,494		$ 229,943		$ -		$ 917,586
Contracts in payout (annuitization) period	$ 1,007		$ -		$ -		$ -
Total net assets	$ 40,083,501		$ 229,943		$ -		$ 917,586
Units outstanding	28,930,412		237,380		-		617,987
Investment shares held	2,416,124		10,770		-		16,744
Investments at cost	$ 46,810,665		$ 240,017		$ -		$ 775,539
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.47	33,732	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.52	1,306,948	$ 0.97	9,296	$ -	-	$ 1.53	2,330
Phoenix Dimensions® Option 2	$ 1.49	440,604	$ 0.97	6,647	$ -	-	$ 1.49	14,240
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ -	-	$ 1.49	371
Phoenix Dimensions® Option 4	$ 1.45	266,605	$ 0.97	722	$ -	-	$ -	-
Phoenix Income Choice®	$ 1.52	664	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.47	707,116	$ 0.97	9,247	$ -	-	$ 1.47	24,422
Phoenix Investor’s Edge® Option 2	$ 1.44	334,791	$ 0.97	2,602	$ -	-	$ 1.45	4,654
Phoenix Premium Edge®	$ 1.47	961,218	$ 0.97	23,821	$ -	-	$ 1.47	71,017
Phoenix Spectrum Edge® Option 1	$ 1.55	1,055,628	$ 0.97	23,723	$ -	-	$ 1.55	82,328
Phoenix Spectrum Edge® Option 2	$ 1.52	3,599,309	$ 0.97	53,906	$ -	-	$ 1.53	80,291
Phoenix Spectrum Edge® Option 3	$ 1.50	46,348	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.34	5,396,810	$ 0.97	13,433	$ -	-	$ 1.40	123,689
Phoenix Spectrum Edge® + Option 2	$ 1.33	14,537,444	$ 0.97	5,579	$ -	-	$ 1.38	49,852
Retirement Planner's Edge	$ 1.50	7,507	$ 0.97	57,064	$ -	-	$ 1.50	27,261
The Big Edge Choice®	$ 1.49	82,600	$ 0.97	26,713	$ -	-	$ 1.53	59,613
The Phoenix Edge® – VA Option 1	$ 1.58	51,278	$ 0.97	4,627	$ -	-	$ 1.58	35,894
The Phoenix Edge® – VA Option 2	$ 1.52	34,235	$ -	-	$ -	-	$ 1.53	41,648
The Phoenix Edge® – VA Option 3	$ 1.51	67,575	$ -	-	$ -	-	$ 1.51	377
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 1,602,859		$ 26,655,599		$ 18,387,605		$ 1,712,856
Total assets	$ 1,602,859		$ 26,655,599		$ 18,387,605		$ 1,712,856
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ 3		$ 2		$ -
Total net assets	$ 1,602,859		$ 26,655,596		$ 18,387,603		$ 1,712,856
Net assets:
Accumulation units	$ 1,602,859		$ 26,655,046		$ 18,387,443		$ 1,712,856
Contracts in payout (annuitization) period	$ -		$ 550		$ 160		$ -
Total net assets	$ 1,602,859		$ 26,655,596		$ 18,387,603		$ 1,712,856
Units outstanding	1,130,208		18,117,579		35,671,404		1,320,615
Investment shares held	42,641		1,266,299		2,630,559		143,576
Investments at cost	$ 1,540,498		$ 22,863,289		$ 49,757,855		$ 1,791,898
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ 1.50	28,547	$ 0.50	50,487	$ 1.26	6,239
Phoenix Dimensions® Option 1	$ 1.44	83,935	$ 1.55	851,539	$ 0.52	1,783,258	$ 1.31	58,419
Phoenix Dimensions® Option 2	$ 1.41	3,660	$ 1.52	288,238	$ 0.51	656,704	$ 1.28	6,975
Phoenix Dimensions® Option 3	$ 1.41	309	$ 1.52	268	$ -	-	$ -	-
Phoenix Dimensions® Option 4	$ 1.37	5,804	$ 1.48	178,722	$ 0.49	319,822	$ -	-
Phoenix Income Choice®	$ -	-	$ 1.55	353	$ 0.52	309	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.39	74,397	$ 1.50	478,633	$ 0.50	1,105,730	$ 1.26	15,379
Phoenix Investor’s Edge® Option 2	$ 1.37	14,568	$ 1.47	225,170	$ 0.49	487,798	$ 1.24	47,563
Phoenix Investor’s Edge® Option 3	$ 1.35	37,826	$ -	-	$ -	-	$ 1.22	9,885
Phoenix Premium Edge®	$ 1.39	116,194	$ 1.50	779,643	$ 0.50	1,475,756	$ 1.26	146,139
Phoenix Spectrum Edge® Option 1	$ 1.46	172,983	$ 1.58	898,953	$ 0.53	1,250,506	$ 1.33	55,438
Phoenix Spectrum Edge® Option 2	$ 1.44	158,393	$ 1.55	2,849,473	$ 0.52	4,082,988	$ 1.31	169,405
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.53	28,611	$ 0.51	84,241	$ 1.29	6,448
Phoenix Spectrum Edge® + Option 1	$ 1.27	53,723	$ 1.44	2,903,833	$ 0.52	6,309,440	$ 1.28	141,272
Phoenix Spectrum Edge® + Option 2	$ 1.25	21,703	$ 1.42	7,976,867	$ 0.51	17,511,276	$ 1.26	21,339
Retirement Planner's Edge	$ 1.42	10,427	$ 1.53	36,523	$ 0.51	112,860	$ 1.29	204,512
The Big Edge Choice®	$ 1.42	226,185	$ 1.60	322,613	$ 0.54	295,567	$ 1.27	119,609
The Phoenix Edge® – VA Option 1	$ 1.49	91,008	$ 1.61	115,171	$ 0.54	74,675	$ 1.35	226,647
The Phoenix Edge® – VA Option 2	$ 1.44	52,644	$ 1.55	109,619	$ 0.52	39,130	$ 1.31	36,060
The Phoenix Edge® – VA Option 3	$ 1.43	6,449	$ 1.54	44,803	$ 0.51	30,857	$ 1.29	49,286
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	PIMCO Total Return Portfolio – Advisor Class		Rydex Inverse Government Long Bond Strategy Fund		Rydex Nova Fund		Sentinel Variable Products Balanced Fund
Assets:
Investments at fair value	$ 6,479,925		$ 362,531		$ 697,478		$ 688,110
Total assets	$ 6,479,925		$ 362,531		$ 697,478		$ 688,110
Total net assets	$ 6,479,925		$ 362,531		$ 697,478		$ 688,110
Net assets:
Accumulation units	$ 6,479,925		$ 362,531		$ 697,478		$ 688,110
Total net assets	$ 6,479,925		$ 362,531		$ 697,478		$ 688,110
Units outstanding	4,385,234		1,152,695		307,096		488,272
Investment shares held	612,469		10,152		4,505		55,093
Investments at cost	$ 6,302,482		$ 1,162,389		$ 299,001		$ 641,728
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.45	11,715	$ 0.27	4,604	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.50	219,119	$ -	-	$ -	-	$ 1.42	737
Phoenix Dimensions® Option 2	$ 1.46	23,429	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 3	$ 1.46	139	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 4	$ 1.43	1,202	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.44	110,027	$ 0.30	220,113	$ 2.24	1,598	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.42	107,203	$ 0.30	127,296	$ 2.20	69,402	$ 1.35	6,845
Phoenix Investor’s Edge® Option 3	$ 1.40	9,678	$ 0.29	21,983	$ 2.15	1,002	$ -	-
Phoenix Premium Edge®	$ 1.45	806,427	$ 0.31	120,171	$ 2.25	140,486	$ 1.38	58,783
Phoenix Spectrum Edge® Option 1	$ 1.52	269,099	$ 0.33	124,997	$ 2.40	10,699	$ 1.43	7,460
Phoenix Spectrum Edge® Option 2	$ 1.50	473,320	$ 0.32	436,728	$ 2.36	15,776	$ 1.42	118,699
Phoenix Spectrum Edge® Option 3	$ 1.48	90,336	$ -	-	$ 2.31	20,954	$ 1.40	36,547
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ 2.34	33,496	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.45	110,667	$ -	-	$ -	-	$ 1.42	109,577
Phoenix Spectrum Edge® + Option 2	$ 1.43	6,047	$ -	-	$ -	-	$ 1.40	877
Retirement Planner's Edge	$ 1.48	323,349	$ -	-	$ -	-	$ 1.40	8,843
The Big Edge Choice®	$ 1.45	1,039,551	$ -	-	$ -	-	$ 1.40	86,714
The Phoenix Edge® – VA Option 1	$ 1.55	519,531	$ 0.33	85,716	$ 2.46	7,265	$ 1.46	16,969
The Phoenix Edge® – VA Option 2	$ 1.50	250,838	$ 0.32	11,087	$ 2.36	6,418	$ 1.42	26,137
The Phoenix Edge® – VA Option 3	$ 1.48	13,557	$ -	-	$ -	-	$ 1.40	10,084
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund		Sentinel Variable Products Small Company Fund
Assets:
Investments at fair value	$ 24,001,946		$ 87,793,536		$ 732,810		$ 12,245,374
Total assets	$ 24,001,946		$ 87,793,536		$ 732,810		$ 12,245,374
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ 1		$ -		$ -
Total net assets	$ 24,001,946		$ 87,793,535		$ 732,810		$ 12,245,374
Net assets:
Accumulation units	$ 24,001,946		$ 87,793,535		$ 732,810		$ 12,245,374
Total net assets	$ 24,001,946		$ 87,793,535		$ 732,810		$ 12,245,374
Units outstanding	18,221,402		56,410,618		545,644		7,819,075
Investment shares held	2,558,843		5,678,754		65,197		1,008,680
Investments at cost	$ 25,908,680		$ 80,358,945		$ 826,726		$ 13,630,637
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.29	77,963	$ 1.52	125,594	$ 1.31	8,600	$ 1.53	13,311
Phoenix Dimensions® Option 1	$ 1.33	1,071,368	$ 1.57	3,008,514	$ -	-	$ 1.58	389,262
Phoenix Dimensions® Option 2	$ 1.30	337,413	$ 1.54	962,481	$ -	-	$ 1.54	144,313
Phoenix Dimensions® Option 4	$ 1.27	173,580	$ 1.50	503,380	$ -	-	$ 1.51	64,862
Phoenix Investor’s Edge® Option 1	$ 1.28	513,945	$ 1.52	1,494,709	$ 1.31	6,353	$ 1.52	196,039
Phoenix Investor’s Edge® Option 2	$ 1.27	166,136	$ 1.50	539,393	$ 1.29	1,059	$ 1.51	73,093
Phoenix Investor’s Edge® Option 3	$ -	-	$ 1.48	21,029	$ -	-	$ -	-
Phoenix Premium Edge®	$ 1.29	1,024,157	$ 1.52	2,939,136	$ 1.31	57,326	$ 1.53	357,492
Phoenix Spectrum Edge® Option 1	$ 1.34	182,500	$ 1.59	547,468	$ 1.37	14,146	$ 1.60	67,647
Phoenix Spectrum Edge® Option 2	$ 1.33	798,805	$ 1.57	1,378,909	$ 1.35	187,712	$ 1.58	182,825
Phoenix Spectrum Edge® Option 3	$ 1.31	42,101	$ 1.55	95,113	$ -	-	$ 1.56	9,401
Phoenix Spectrum Edge® + Option 1	$ 1.33	3,769,271	$ 1.57	11,819,714	$ 1.36	12,288	$ 1.58	1,626,715
Phoenix Spectrum Edge® + Option 2	$ 1.32	9,716,882	$ 1.55	32,435,298	$ 1.34	3,662	$ 1.56	4,380,919
Retirement Planner's Edge	$ 1.31	54,671	$ 1.55	93,045	$ 1.33	3,418	$ 1.56	4,691
The Big Edge Choice®	$ 1.31	123,733	$ 1.55	296,560	$ 1.34	100,561	$ 1.56	66,109
The Phoenix Edge® – VA Option 1	$ 1.37	37,209	$ 1.61	78,433	$ 1.39	26,900	$ 1.62	139,563
The Phoenix Edge® – VA Option 2	$ 1.33	46,205	$ 1.57	69,411	$ 1.35	66,012	$ 1.58	84,748
The Phoenix Edge® – VA Option 3	$ 1.32	85,463	$ 1.55	2,431	$ 1.34	57,607	$ 1.56	18,085
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares
Assets:
Investments at fair value	$ 2,097,681		$ 7,036,353		$ 30,371,904		$ 33,773,278
Total assets	$ 2,097,681		$ 7,036,353		$ 30,371,904		$ 33,773,278
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ 1		$ 1		$ -
Total net assets	$ 2,097,681		$ 7,036,352		$ 30,371,903		$ 33,773,278
Net assets:
Accumulation units	$ 2,097,681		$ 7,016,542		$ 30,325,420		$ 33,678,339
Contracts in payout (annuitization) period	$ -		$ 19,810		$ 46,483		$ 94,939
Total net assets	$ 2,097,681		$ 7,036,352		$ 30,371,903		$ 33,773,278
Units outstanding	1,748,254		3,012,163		20,495,975		17,382,971
Investment shares held	331,912		533,057		2,280,173		1,356,356
Investments at cost	$ 3,204,959		$ 7,926,535		$ 29,903,334		$ 27,710,616
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 3.85	517	$ -	-
Freedom Edge®	$ -	-	$ 1.68	9,052	$ 1.63	126,130	$ -	-
Phoenix Dimensions® Option 1	$ 0.82	62,972	$ 1.31	51,354	$ 1.30	1,101,569	$ 1.61	27,882
Phoenix Dimensions® Option 2	$ 0.80	7,735	$ 1.28	48,815	$ 1.26	564,472	$ -	-
Phoenix Dimensions® Option 3	$ 0.80	256	$ 1.28	307	$ 1.26	969	$ -	-
Phoenix Dimensions® Option 4	$ -	-	$ 1.25	3,960	$ 1.23	176,811	$ -	-
Phoenix Income Choice®	$ -	-	$ 2.89	6,770	$ 3.05	4,379	$ 2.62	2,699
Phoenix Investor’s Edge® Option 1	$ 0.79	74,621	$ 3.05	51,774	$ 2.98	1,006,115	$ 2.87	28,802
Phoenix Investor’s Edge® Option 2	$ 0.78	138,667	$ 2.98	37,190	$ 2.91	757,673	$ 2.81	64,467
Phoenix Investor’s Edge® Option 3	$ -	-	$ 2.92	2,851	$ 2.85	1,154	$ 2.75	1,381
Phoenix Investor’s Edge® Option 4	$ -	-	$ 2.96	1,107	$ -	-	$ 2.79	2,880
Phoenix Premium Edge®	$ 3.19	63,508	$ 2.38	231,423	$ 2.87	636,561	$ 1.48	1,100,458
Phoenix Spectrum Edge® Option 1	$ 0.83	161,637	$ 3.29	285,283	$ 3.22	304,464	$ 3.10	537,183
Phoenix Spectrum Edge® Option 2	$ 0.82	204,276	$ 3.23	466,888	$ 3.15	751,578	$ 3.04	871,566
Phoenix Spectrum Edge® Option 3	$ -	-	$ 3.16	35,587	$ 3.08	28,570	$ 2.97	46,909
Phoenix Spectrum Edge® Option 4	$ 0.82	1,429	$ 3.20	1,120	$ -	-	$ 3.02	773
Phoenix Spectrum Edge® + Option 1	$ 0.70	84,943	$ 0.91	170,685	$ 0.94	3,227,945	$ 1.40	78,417
Phoenix Spectrum Edge® + Option 2	$ 0.69	51,837	$ 0.90	67,990	$ 0.93	9,431,916	$ 1.38	37,772
Retirement Planner's Edge	$ 2.79	34,587	$ 2.76	51,849	$ 3.47	56,624	$ 1.94	443,055
The Big Edge Choice®	$ 1.04	746,800	$ 1.75	1,047,599	$ 2.07	2,010,263	$ 1.82	10,302,103
The Phoenix Edge® – VA Option 1	$ 3.51	83,787	$ 2.95	270,836	$ 3.85	151,820	$ 2.02	2,309,061
The Phoenix Edge® – VA Option 2	$ 3.32	29,176	$ 2.86	142,704	$ 3.73	121,196	$ 1.91	1,241,968
The Phoenix Edge® – VA Option 3	$ 2.82	2,023	$ 2.62	27,019	$ 3.24	35,249	$ 1.87	285,595
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Virtus Growth & Income Series – Class A Shares		Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares
Assets:
Investments at fair value	$ 47,117,491		$ 134,233,175		$ 71,604,309		$ 45,424,621
Total assets	$ 47,117,491		$ 134,233,175		$ 71,604,309		$ 45,424,621
Liabilities:
Payable to PHL Variable Insurance Company	$ 96		$ 9		$ 107		$ 66
Total net assets	$ 47,117,395		$ 134,233,166		$ 71,604,202		$ 45,424,555
Net assets:
Accumulation units	$ 40,917,237		$ 134,110,559		$ 71,515,306		$ 45,386,863
Contracts in payout (annuitization) period	$ 6,200,158		$ 122,607		$ 88,896		$ 37,692
Total net assets	$ 47,117,395		$ 134,233,166		$ 71,604,202		$ 45,424,555
Units outstanding	19,028,069		78,962,816		32,120,754		14,994,372
Investment shares held	3,446,781		9,581,240		8,183,350		1,987,948
Investments at cost	$ 39,297,030		$ 154,505,670		$ 74,710,915		$ 46,622,874
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 4.24	4,415	$ -	-
Freedom Edge®	$ 1.80	49,858	$ 2.03	97,778	$ 1.68	442,483	$ 3.15	39,072
Phoenix Dimensions® Option 1	$ 1.54	84,481	$ 1.54	2,872,298	$ 1.58	1,656,245	$ 2.04	662,147
Phoenix Dimensions® Option 2	$ 1.50	33,784	$ 1.50	961,405	$ 1.54	559,631	$ 1.99	285,360
Phoenix Dimensions® Option 3	$ 1.50	494	$ -	-	$ -	-	$ 1.99	125
Phoenix Dimensions® Option 4	$ 1.46	65,067	$ 1.46	699,505	$ 1.50	315,259	$ 1.94	151,171
Phoenix Income Choice®	$ 3.07	122,922	$ 3.61	8,570	$ 4.16	17,465	$ 8.75	1,849
Phoenix Income Choice® with GPAF	$ 1.44	3,986,382	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 3.10	213,476	$ 3.81	704,204	$ 3.84	674,322	$ 8.20	109,969
Phoenix Investor’s Edge® Option 2	$ 3.04	323,225	$ 3.73	420,749	$ 3.76	365,890	$ 8.02	74,810
Phoenix Investor’s Edge® Option 3	$ 2.97	17,017	$ -	-	$ 3.68	7,418	$ 7.85	8,276
Phoenix Investor’s Edge® Option 4	$ 3.01	326	$ 3.71	1,847	$ 3.73	7,337	$ 7.96	135
Phoenix Premium Edge®	$ 2.58	1,476,757	$ 2.38	2,072,044	$ 4.17	1,284,507	$ 9.67	247,802
Phoenix Spectrum Edge® Option 1	$ 3.36	1,795,926	$ 4.12	3,904,277	$ 4.15	1,335,199	$ 8.86	510,660
Phoenix Spectrum Edge® Option 2	$ 3.28	3,951,053	$ 4.04	9,968,374	$ 4.06	2,558,734	$ 8.68	1,278,551
Phoenix Spectrum Edge® Option 3	$ 3.22	342,055	$ 3.95	653,357	$ 3.98	175,541	$ 8.49	111,598
Phoenix Spectrum Edge® Option 4	$ 3.26	4,905	$ 4.01	8,029	$ 4.03	4,479	$ 8.61	485
Phoenix Spectrum Edge® + Option 1	$ 1.20	41,691	$ 0.96	14,166,297	$ 1.46	5,344,364	$ 1.43	2,854,627
Phoenix Spectrum Edge® + Option 2	$ 1.18	15,637	$ 0.94	39,363,492	$ 1.44	13,087,774	$ 1.42	7,836,970
Retirement Planner's Edge	$ 2.86	267,008	$ 2.81	239,542	$ 4.46	262,279	$ 12.17	58,304
The Big Edge Choice®	$ 1.82	3,865,118	$ 2.54	1,724,940	$ 2.76	3,028,579	$ 7.54	589,589
The Phoenix Edge® – VA Option 1	$ 3.10	1,311,399	$ 3.08	646,494	$ 4.89	525,698	$ 13.10	101,086
The Phoenix Edge® – VA Option 2	$ 2.89	799,057	$ 2.84	324,112	$ 4.61	304,418	$ 12.26	62,916
The Phoenix Edge® – VA Option 3	$ 2.96	260,431	$ 2.65	125,502	$ 4.31	158,717	$ 11.52	8,870
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares		Wanger International
Assets:
Investments at fair value	$ 19,442,544		$ 53,263,597		$ 18,069,549		$ 52,104,067
Total assets	$ 19,442,544		$ 53,263,597		$ 18,069,549		$ 52,104,067
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ 3		$ 1		$ 62
Total net assets	$ 19,442,544		$ 53,263,594		$ 18,069,548		$ 52,104,005
Net assets:
Accumulation units	$ 19,397,310		$ 53,244,908		$ 18,019,587		$ 52,036,850
Contracts in payout (annuitization) period	$ 45,234		$ 18,686		$ 49,961		$ 67,155
Total net assets	$ 19,442,544		$ 53,263,594		$ 18,069,548		$ 52,104,005
Units outstanding	3,231,053		24,196,959		5,842,929		17,408,735
Investment shares held	1,036,936		3,511,114		1,464,307		1,979,638
Investments at cost	$ 14,515,416		$ 48,725,883		$ 20,814,490		$ 46,102,598
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 4.16	957	$ -	-
Freedom Edge®	$ 2.30	26,016	$ 2.15	26,165	$ 1.70	32,296	$ 3.19	20,148
Phoenix Dimensions® Option 1	$ 2.11	55,140	$ 1.53	1,055,925	$ 1.55	43,462	$ 2.04	495,341
Phoenix Dimensions® Option 2	$ 2.06	7,330	$ 1.49	452,051	$ -	-	$ 1.98	270,487
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ -	-	$ 1.98	209
Phoenix Dimensions® Option 4	$ 2.00	4,610	$ 1.45	251,761	$ -	-	$ 1.93	116,147
Phoenix Income Choice®	$ 6.36	5,456	$ 4.95	883	$ 3.40	2,715	$ 5.71	1,985
Phoenix Investor’s Edge® Option 1	$ 6.03	32,229	$ 4.71	237,980	$ 3.24	18,712	$ 6.46	118,021
Phoenix Investor’s Edge® Option 2	$ 5.91	53,754	$ 4.61	161,134	$ 3.17	44,444	$ 6.33	72,123
Phoenix Investor’s Edge® Option 3	$ 5.79	2,428	$ 4.51	21,496	$ 3.10	17,219	$ 6.19	465
Phoenix Investor’s Edge® Option 4	$ 5.87	1,992	$ 4.58	1,482	$ 3.15	874	$ 6.28	552
Phoenix Premium Edge®	$ 6.07	390,224	$ 4.94	681,433	$ 3.19	326,996	$ 3.67	522,014
Phoenix Spectrum Edge® Option 1	$ 6.50	303,951	$ 5.10	1,177,090	$ 3.50	125,537	$ 6.99	659,955
Phoenix Spectrum Edge® Option 2	$ 6.36	448,648	$ 4.99	2,713,207	$ 3.43	218,457	$ 6.84	1,448,767
Phoenix Spectrum Edge® Option 3	$ 6.24	86,447	$ 4.88	173,928	$ 3.36	24,340	$ 6.70	117,275
Phoenix Spectrum Edge® Option 4	$ 6.32	357	$ 4.95	2,573	$ -	-	$ 6.80	421
Phoenix Spectrum Edge® + Option 1	$ 1.43	69,161	$ 1.12	4,406,221	$ 1.32	32,596	$ 1.16	2,966,618
Phoenix Spectrum Edge® + Option 2	$ 1.41	62,825	$ 1.11	11,593,513	$ 1.30	23,802	$ 1.15	7,474,785
Retirement Planner's Edge	$ 6.24	92,678	$ 5.23	72,813	$ 3.47	47,953	$ 5.75	53,530
The Big Edge Choice®	$ 6.26	761,854	$ 5.64	568,849	$ 2.89	3,825,699	$ 6.44	2,270,341
The Phoenix Edge® – VA Option 1	$ 6.67	465,626	$ 6.10	260,815	$ 3.92	734,737	$ 6.25	501,015
The Phoenix Edge® – VA Option 2	$ 6.36	319,480	$ 5.37	224,081	$ 3.63	294,309	$ 5.76	250,967
The Phoenix Edge® – VA Option 3	$ 6.28	40,847	$ 5.62	113,559	$ 3.55	27,824	$ 5.66	47,569
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Wanger International Select		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 4,765,638		$ 6,762,110		$ 32,554,016
Total assets	$ 4,765,638		$ 6,762,110		$ 32,554,016
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ -		$ 1
Total net assets	$ 4,765,638		$ 6,762,110		$ 32,554,015
Net assets:
Accumulation units	$ 4,762,732		$ 6,762,110		$ 32,403,839
Contracts in payout (annuitization) period	$ 2,906		$ -		$ 150,176
Total net assets	$ 4,765,638		$ 6,762,110		$ 32,554,015
Units outstanding	1,395,648		1,467,765		5,758,468
Investment shares held	290,588		279,773		1,025,323
Investments at cost	$ 4,552,394		$ 5,154,559		$ 20,248,844
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 2.54	9,007	$ 2.20	1,465	$ 2.42	1,385
Phoenix Dimensions® Option 1	$ 1.76	63,075	$ 1.90	61,917	$ 1.87	66,775
Phoenix Dimensions® Option 2	$ 1.72	14,949	$ 1.85	11,879	$ 1.82	53,653
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.82	293
Phoenix Dimensions® Option 4	$ 1.67	1,855	$ -	-	$ -	-
Phoenix Income Choice®	$ -	-	$ -	-	$ 5.16	2,852
Phoenix Investor’s Edge® Option 1	$ 4.89	29,422	$ 5.05	23,791	$ 5.13	38,042
Phoenix Investor’s Edge® Option 2	$ 4.79	46,117	$ 4.95	7,325	$ 5.02	25,056
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ 4.92	6,914
Phoenix Investor’s Edge® Option 4	$ 4.76	716	$ 4.91	765	$ -	-
Phoenix Premium Edge®	$ 3.07	245,729	$ 5.32	141,656	$ 5.76	289,299
Phoenix Spectrum Edge® Option 1	$ 5.29	135,185	$ 5.47	152,294	$ 5.55	254,640
Phoenix Spectrum Edge® Option 2	$ 5.18	107,677	$ 5.35	236,927	$ 5.43	284,020
Phoenix Spectrum Edge® Option 3	$ 5.07	46,945	$ 5.24	38,808	$ 5.32	49,573
Phoenix Spectrum Edge® + Option 1	$ 1.03	198,258	$ 1.25	118,561	$ 1.48	24,232
Phoenix Spectrum Edge® + Option 2	$ 1.02	90,115	$ 1.23	32,670	$ 1.46	74,551
Retirement Planner's Edge	$ 5.29	15,580	$ 6.81	17,265	$ 5.78	89,490
The Big Edge Choice®	$ 3.24	249,536	$ 3.96	413,750	$ 5.80	3,386,224
The Phoenix Edge® – VA Option 1	$ 5.71	83,803	$ 7.19	137,861	$ 6.22	730,730
The Phoenix Edge® – VA Option 2	$ 5.28	53,687	$ 6.65	58,251	$ 5.83	323,125
The Phoenix Edge® – VA Option 3	$ 5.20	3,992	$ 6.42	12,580	$ 5.78	57,614
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
	Alger Capital Appreciation Portfolio – Class I-2 Shares	AB VPS Balanced Wealth Strategy Portfolio – Class B	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A
Income:
Dividends	$ 2,780	$ 120,810	$ 2,255	$ 561,425
Expenses:
Mortality and expense fees	39,901	77,419	30,392	368,317
Administrative fees	4,464	7,153	3,281	39,408
Net investment income (loss)	(41,585)	36,238	(31,418)	153,700
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	147,880	12,265	(8,116)	1,750,135
Realized gain distributions	368,611	551,704	39,566	1,563,814
Realized gain (loss)	516,491	563,969	31,450	3,313,949
Change in unrealized appreciation (depreciation) during the year	(296,262)	(630,311)	(113,118)	(3,486,573)
Net increase (decrease) in net assets from operations	$ 178,644	$ (30,104)	$ (113,086)	$ (18,924)

	Deutsche Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II
Income:
Dividends	$ 7,307	$ 1,964,483	$ 495,215	$ 315
Expenses:
Mortality and expense fees	7,415	785,207	110,900	402,015
Administrative fees	766	86,304	11,102	41,986
Net investment income (loss)	(874)	1,092,972	373,213	(443,686)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(9,777)	(736,668)	(90,334)	-
Realized gain distributions	52,628	-	-	-
Realized gain (loss)	42,851	(736,668)	(90,334)	-
Change in unrealized appreciation (depreciation) during the year	(80,580)	(795,108)	(595,401)	-
Net increase (decrease) in net assets from operations	$ (38,603)	$ (438,804)	$ (312,522)	$ (443,686)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Income:
Dividends	$ 262,331	$ 46,196	$ 18,847	$ 875,997
Expenses:
Mortality and expense fees	352,595	1,040,763	144,701	467,291
Administrative fees	37,077	109,494	15,688	48,409
Net investment income (loss)	(127,341)	(1,104,061)	(141,542)	360,297
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	411,710	10,989,866	1,106,176	513,986
Realized gain distributions	2,760,393	7,858,363	409,772	33,127
Realized gain (loss)	3,172,103	18,848,229	1,515,948	547,113
Change in unrealized appreciation (depreciation) during the year	(3,178,001)	(13,939,663)	(654,873)	(1,618,803)
Net increase (decrease) in net assets from operations	$ (133,239)	$ 3,804,505	$ 719,533	$ (711,393)

	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim Long Short Equity Fund
Income:
Dividends	$ -	$ 1,513,483	$ 1,139,985	$ -
Expenses:
Mortality and expense fees	1,278	417,879	484,943	8,383
Administrative fees	122	40,591	47,981	837
Net investment income (loss)	(1,400)	1,055,013	607,061	(9,220)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	18,809	(746,550)	1,443,025	19,848
Realized gain distributions	35,359	-	2,515,272	-
Realized gain (loss)	54,168	(746,550)	3,958,297	19,848
Change in unrealized appreciation (depreciation) during the year	(49,143)	(3,026,319)	(6,748,402)	(10,474)
Net increase (decrease) in net assets from operations	$ 3,625	$ (2,717,856)	$ (2,183,044)	$ 154

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 125,082	$ 426,007	$ 174,881	$ 423,033
Expenses:
Mortality and expense fees	134,523	401,962	180,206	379,659
Administrative fees	14,388	39,426	18,150	37,759
Net investment income (loss)	(23,829)	(15,381)	(23,475)	5,615
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	538,406	288,183	382,093	286,112
Realized gain distributions	151,532	797,062	201,142	1,055,726
Realized gain (loss)	689,938	1,085,245	583,235	1,341,838
Change in unrealized appreciation (depreciation) during the year	(1,068,603)	(2,144,258)	(1,080,278)	(2,186,623)
Net increase (decrease) in net assets from operations	$ (402,494)	$ (1,074,394)	$ (520,518)	$ (839,170)

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$ -	$ 41,733	$ 32,464	$ 6,014
Expenses:
Mortality and expense fees	240,937	44,824	18,453	22,930
Administrative fees	26,746	4,919	1,710	2,242
Net investment income (loss)	(267,683)	(8,010)	12,301	(19,158)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,815,597	339,226	324	3,925
Realized gain distributions	109,033	381,647	125,429	161,519
Realized gain (loss)	1,924,630	720,873	125,753	165,444
Change in unrealized appreciation (depreciation) during the year	(860,063)	(969,015)	(197,963)	(237,361)
Net increase (decrease) in net assets from operations	$ 796,884	$ (256,152)	$ (59,909)	$ (91,075)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$ -	$ 217,337	$ 603,102	$ 22,937
Expenses:
Mortality and expense fees	7,295	73,562	623,331	52,081
Administrative fees	777	7,359	68,496	5,335
Net investment income (loss)	(8,072)	136,416	(88,725)	(34,479)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(31,855)	(12,921)	3,200,159	224,147
Realized gain distributions	41,373	37,803	2,581,753	236,255
Realized gain (loss)	9,518	24,882	5,781,912	460,402
Change in unrealized appreciation (depreciation) during the year	(18,029)	(308,602)	(7,912,812)	(616,912)
Net increase (decrease) in net assets from operations	$ (16,583)	$ (147,304)	$ (2,219,625)	$ (190,989)

	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares
Income:
Dividends	$ 200,965	$ -	$ -	$ -
Expenses:
Mortality and expense fees	566,299	432	2,551	11,049
Administrative fees	58,837	44	259	1,180
Net investment income (loss)	(424,171)	(476)	(2,810)	(12,229)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,072,251	(55)	(1,497)	9,884
Realized gain distributions	11,171,791	-	109,089	169,226
Realized gain (loss)	12,244,042	(55)	107,592	179,110
Change in unrealized appreciation (depreciation) during the year	(14,804,618)	(10,073)	(114,666)	(144,240)
Net increase (decrease) in net assets from operations	$ (2,984,747)	$ (10,604)	$ (9,884)	$ 22,641

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Oppenheimer Global Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class
Income:
Dividends	$ 20,985	$ 208,923	$ 935,338	$ 72,111
Expenses:
Mortality and expense fees	20,789	390,639	260,308	22,765
Administrative fees	2,152	40,607	26,928	2,435
Net investment income (loss)	(1,956)	(222,323)	648,102	46,911
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(13,917)	986,094	(239,224)	3,176
Realized gain distributions	129,276	4,839,173	-	-
Realized gain (loss)	115,359	5,825,267	(239,224)	3,176
Change in unrealized appreciation (depreciation) during the year	(103,313)	(7,808,369)	(6,824,020)	(122,766)
Net increase (decrease) in net assets from operations	$ 10,090	$ (2,205,425)	$ (6,415,142)	$ (72,679)

	PIMCO Total Return Portfolio – Advisor Class	Rydex Inverse Government Long Bond Strategy Fund	Rydex Nova Fund	Sentinel Variable Products Balanced Fund
Income:
Dividends	$ 344,862	$ -	$ -	$ 12,638
Expenses:
Mortality and expense fees	92,359	5,141	10,301	10,694
Administrative fees	9,399	518	908	1,100
Net investment income (loss)	243,104	(5,659)	(11,209)	844
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	56,997	(100,326)	50,154	14,622
Realized gain distributions	70,807	-	-	36,950
Realized gain (loss)	127,804	(100,326)	50,154	51,572
Change in unrealized appreciation (depreciation) during the year	(445,701)	97,002	(53,258)	(61,303)
Net increase (decrease) in net assets from operations	$ (74,793)	$ (8,983)	$ (14,313)	$ (8,887)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund
Income:
Dividends	$ 800,642	$ 2,460,630	$ 1,636	$ -
Expenses:
Mortality and expense fees	337,091	1,237,964	7,304	178,817
Administrative fees	34,537	126,893	758	18,471
Net investment income (loss)	429,014	1,095,773	(6,426)	(197,288)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(181,724)	3,550,646	(21,188)	262,188
Realized gain distributions	-	9,014,851	62,119	2,061,340
Realized gain (loss)	(181,724)	12,565,497	40,931	2,323,528
Change in unrealized appreciation (depreciation) during the year	(915,968)	(14,680,039)	(78,067)	(2,375,506)
Net increase (decrease) in net assets from operations	$ (668,678)	$ (1,018,769)	$ (43,562)	$ (249,266)

	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2	Virtus Capital Growth Series – Class A Shares
Income:
Dividends	$ 52,433	$ 271,678	$ 937,088	$ -
Expenses:
Mortality and expense fees	31,423	95,690	459,779	413,951
Administrative fees	3,257	10,268	45,116	44,171
Net investment income (loss)	17,753	165,720	432,193	(458,122)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(112,105)	(24,999)	212,219	1,021,133
Realized gain distributions	333,902	277,487	-	-
Realized gain (loss)	221,797	252,488	212,219	1,021,133
Change in unrealized appreciation (depreciation) during the year	(792,536)	(1,018,464)	(3,194,892)	2,120,509
Net increase (decrease) in net assets from operations	$ (552,986)	$ (600,256)	$ (2,550,480)	$ 2,683,520

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Virtus Growth & Income Series – Class A Shares	Virtus International Series – Class A Shares	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares
Income:
Dividends	$ 460,598	$ 3,405,721	$ 3,277,049	$ 666,614
Expenses:
Mortality and expense fees	720,726	1,824,800	997,242	607,418
Administrative fees	59,832	194,581	102,781	63,982
Net investment income (loss)	(319,960)	1,386,340	2,177,026	(4,786)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	748,598	909,936	1,270,319	1,383,601
Realized gain distributions	5,458,426	5,529,710	-	7,807,743
Realized gain (loss)	6,207,024	6,439,646	1,270,319	9,191,344
Change in unrealized appreciation (depreciation) during the year	(11,487,201)	(25,882,108)	(5,237,682)	(8,639,273)
Net increase (decrease) in net assets from operations	$ (5,600,137)	$ (18,056,122)	$ (1,790,337)	$ 547,285

	Virtus Small-Cap Growth Series – Class A Shares	Virtus Small-Cap Value Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International
Income:
Dividends	$ -	$ 307,170	$ 341,059	$ 826,391
Expenses:
Mortality and expense fees	243,218	715,384	244,949	687,903
Administrative fees	26,211	75,710	25,836	73,030
Net investment income (loss)	(269,429)	(483,924)	70,274	65,458
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	617,316	2,712,857	(48,466)	405,633
Realized gain distributions	2,066,220	5,023,152	1,402,559	5,125,334
Realized gain (loss)	2,683,536	7,736,009	1,354,093	5,530,967
Change in unrealized appreciation (depreciation) during the year	(2,507,977)	(8,942,918)	(2,765,946)	(6,079,452)
Net increase (decrease) in net assets from operations	$ (93,870)	$ (1,690,833)	$ (1,341,579)	$ (483,027)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Wanger International Select	Wanger Select	Wanger USA
Income:
Dividends	$ 77,231	$ 864	$ -
Expenses:
Mortality and expense fees	61,982	86,142	425,430
Administrative fees	6,474	9,381	45,016
Net investment income (loss)	8,775	(94,659)	(470,446)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	6,655	127,556	403,126
Realized gain distributions	336,446	2,119,726	5,893,029
Realized gain (loss)	343,101	2,247,282	6,296,155
Change in unrealized appreciation (depreciation) during the year	(455,446)	(2,192,517)	(6,345,107)
Net increase (decrease) in net assets from operations	$ (103,570)	$ (39,894)	$ (519,398)
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
	Alger Capital Appreciation Portfolio – Class I-2 Shares		AB VPS Balanced Wealth Strategy Portfolio – Class B
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (41,585)	$ (45,854)	$ 36,238	$ 50,880
Realized gains (losses)	516,491	802,534	563,969	1,037,031
Unrealized appreciation (depreciation) during the year	(296,262)	(305,364)	(630,311)	(770,339)
Net increase (decrease) in net assets from operations	178,644	451,316	(30,104)	317,572
Contract transactions:
Payments received from contract owners	35,141	23,095	51,551	29,001
Transfers between investment options (including GIA/MVA), net	(78,902)	(75,444)	1,173,746	919,704
Transfers for contract benefits and terminations	(547,721)	(662,712)	(1,033,008)	(1,211,968)
Contract maintenance charges	(4,128)	(3,604)	(60,794)	(53,669)
Adjustments to net assets allocated to contracts in payout period	3,186	(13,185)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(592,424)	(731,850)	131,495	(316,932)
Total increase (decrease) in net assets	(413,780)	(280,534)	101,391	640
Net assets at beginning of period	3,732,846	4,013,380	5,719,641	5,719,001
Net assets at end of period	$ 3,319,066	$ 3,732,846	$ 5,821,032	$ 5,719,641

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (31,418)	$ (8,041)	$ 153,700	$ 234,677
Realized gains (losses)	31,450	213,115	3,313,949	4,449,597
Unrealized appreciation (depreciation) during the year	(113,118)	(33,776)	(3,486,573)	(641,374)
Net increase (decrease) in net assets from operations	(113,086)	171,298	(18,924)	4,042,900
Contract transactions:
Payments received from contract owners	2,121	11,565	178,472	108,378
Transfers between investment options (including GIA/MVA), net	368,719	159,661	371,257	(2,046,309)
Transfers for contract benefits and terminations	(335,172)	(354,016)	(6,446,653)	(8,398,906)
Contract maintenance charges	(3,081)	(65,137)	(142,338)	(177,067)
Adjustments to net assets allocated to contracts in payout period	-	-	3,628	(13,669)
Net increase (decrease) in net assets resulting from contract transactions	32,587	(247,927)	(6,035,634)	(10,527,573)
Total increase (decrease) in net assets	(80,499)	(76,629)	(6,054,558)	(6,484,673)
Net assets at beginning of period	2,409,818	2,486,447	34,320,400	40,805,073
Net assets at end of period	$ 2,329,319	$ 2,409,818	$ 28,265,842	$ 34,320,400
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (874)	$ (1,753)	$ 1,092,972	$ 1,511,516
Realized gains (losses)	42,851	53,105	(736,668)	(426,311)
Unrealized appreciation (depreciation) during the year	(80,580)	(31,862)	(795,108)	1,687,195
Net increase (decrease) in net assets from operations	(38,603)	19,490	(438,804)	2,772,400
Contract transactions:
Payments received from contract owners	154	-	665,590	225,786
Transfers between investment options (including GIA/MVA), net	125,690	33,259	(590,566)	1,055,230
Transfers for contract benefits and terminations	(89,542)	(142,693)	(13,721,411)	(18,485,169)
Contract maintenance charges	(1,333)	(2,040)	(330,665)	(400,033)
Adjustments to net assets allocated to contracts in payout period	-	-	6,753	(1,078)
Net increase (decrease) in net assets resulting from contract transactions	34,969	(111,474)	(13,970,299)	(17,605,264)
Total increase (decrease) in net assets	(3,634)	(91,984)	(14,409,103)	(14,832,864)
Net assets at beginning of period	540,725	632,709	75,796,071	90,628,935
Net assets at end of period	$ 537,091	$ 540,725	$ 61,386,968	$ 75,796,071

	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 373,213	$ 534,167	$ (443,686)	$ (539,951)
Realized gains (losses)	(90,334)	(39,921)	-	-
Unrealized appreciation (depreciation) during the year	(595,401)	(303,147)	-	-
Net increase (decrease) in net assets from operations	(312,522)	191,099	(443,686)	(539,951)
Contract transactions:
Payments received from contract owners	25,878	31,576	689,187	462,947
Transfers between investment options (including GIA/MVA), net	(722,439)	(434,556)	14,509,527	9,865,983
Transfers for contract benefits and terminations	(1,123,722)	(1,990,767)	(17,756,651)	(21,400,246)
Contract maintenance charges	(18,734)	(25,961)	(211,744)	(272,652)
Adjustments to net assets allocated to contracts in payout period	(22)	122	2,072	(2,840)
Net increase (decrease) in net assets resulting from contract transactions	(1,839,039)	(2,419,586)	(2,767,609)	(11,346,808)
Total increase (decrease) in net assets	(2,151,561)	(2,228,487)	(3,211,295)	(11,886,759)
Net assets at beginning of period	9,596,474	11,824,961	35,108,463	46,995,222
Net assets at end of period	$ 7,444,913	$ 9,596,474	$ 31,897,168	$ 35,108,463
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (127,341)	$ (143,494)	$ (1,104,061)	$ (1,257,515)
Realized gains (losses)	3,172,103	3,333,211	18,848,229	14,476,442
Unrealized appreciation (depreciation) during the year	(3,178,001)	(255,535)	(13,939,663)	(2,964,440)
Net increase (decrease) in net assets from operations	(133,239)	2,934,182	3,804,505	10,254,487
Contract transactions:
Payments received from contract owners	326,253	200,124	377,705	229,880
Transfers between investment options (including GIA/MVA), net	(735,472)	(1,055,390)	(8,346,689)	(9,337,076)
Transfers for contract benefits and terminations	(4,406,122)	(4,861,470)	(16,296,460)	(20,278,916)
Contract maintenance charges	(43,570)	(49,309)	(654,717)	(816,202)
Adjustments to net assets allocated to contracts in payout period	(955)	1,505	2,897	(2,936)
Net increase (decrease) in net assets resulting from contract transactions	(4,859,866)	(5,764,540)	(24,917,264)	(30,205,250)
Total increase (decrease) in net assets	(4,993,105)	(2,830,358)	(21,112,759)	(19,950,763)
Net assets at beginning of period	31,904,181	34,734,539	96,698,753	116,649,516
Net assets at end of period	$ 26,911,076	$ 31,904,181	$ 75,585,994	$ 96,698,753

	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (141,542)	$ (166,943)	$ 360,297	$ 301,218
Realized gains (losses)	1,515,948	1,688,932	547,113	338,118
Unrealized appreciation (depreciation) during the year	(654,873)	(207,412)	(1,618,803)	1,356,552
Net increase (decrease) in net assets from operations	719,533	1,314,577	(711,393)	1,995,888
Contract transactions:
Payments received from contract owners	50,630	60,688	167,160	140,052
Transfers between investment options (including GIA/MVA), net	(449,540)	(332,031)	(528,251)	2,076,877
Transfers for contract benefits and terminations	(2,039,651)	(2,454,388)	(7,771,906)	(8,654,560)
Contract maintenance charges	(44,635)	(50,394)	(331,213)	(403,989)
Adjustments to net assets allocated to contracts in payout period	(31)	406	-	-
Net increase (decrease) in net assets resulting from contract transactions	(2,483,227)	(2,775,719)	(8,464,210)	(6,841,620)
Total increase (decrease) in net assets	(1,763,694)	(1,461,142)	(9,175,603)	(4,845,732)
Net assets at beginning of period	13,331,003	14,792,145	42,522,987	47,368,719
Net assets at end of period	$ 11,567,309	$ 13,331,003	$ 33,347,384	$ 42,522,987
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,400)	$ (1,660)	$ 1,055,013	$ 1,499,823
Realized gains (losses)	54,168	7,378	(746,550)	(24,318)
Unrealized appreciation (depreciation) during the year	(49,143)	(10,831)	(3,026,319)	54,725
Net increase (decrease) in net assets from operations	3,625	(5,113)	(2,717,856)	1,530,230
Contract transactions:
Payments received from contract owners	85,694	1,694	117,109	270,316
Transfers between investment options (including GIA/MVA), net	19,317	37,031	(261,516)	(1,108,490)
Transfers for contract benefits and terminations	(82,441)	(16,890)	(6,566,304)	(8,634,778)
Contract maintenance charges	(1,046)	(234)	(250,608)	(325,967)
Adjustments to net assets allocated to contracts in payout period	(2,297)	-	(665)	309
Net increase (decrease) in net assets resulting from contract transactions	19,227	21,601	(6,961,984)	(9,798,610)
Total increase (decrease) in net assets	22,852	16,488	(9,679,840)	(8,268,380)
Net assets at beginning of period	104,944	88,456	36,771,092	45,039,472
Net assets at end of period	$ 127,796	$ 104,944	$ 27,091,252	$ 36,771,092

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim Long Short Equity Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 607,061	$ 262,746	$ (9,220)	$ (9,931)
Realized gains (losses)	3,958,297	2,116,364	19,848	24,967
Unrealized appreciation (depreciation) during the year	(6,748,402)	340,960	(10,474)	(7,977)
Net increase (decrease) in net assets from operations	(2,183,044)	2,720,070	154	7,059
Contract transactions:
Payments received from contract owners	282,859	209,767	873	1,056
Transfers between investment options (including GIA/MVA), net	(1,180,559)	(2,028,063)	(14,692)	1,632
Transfers for contract benefits and terminations	(6,903,414)	(9,275,977)	(37,674)	(93,749)
Contract maintenance charges	(249,452)	(324,810)	(2,796)	(3,135)
Adjustments to net assets allocated to contracts in payout period	(3,077)	155	-	-
Net increase (decrease) in net assets resulting from contract transactions	(8,053,643)	(11,418,928)	(54,289)	(94,196)
Total increase (decrease) in net assets	(10,236,687)	(8,698,858)	(54,135)	(87,137)
Net assets at beginning of period	42,822,472	51,521,330	696,885	784,022
Net assets at end of period	$ 32,585,785	$ 42,822,472	$ 642,750	$ 696,885
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (23,829)	$ (50,718)	$ (15,381)	$ (80,811)
Realized gains (losses)	689,938	617,380	1,085,245	827,066
Unrealized appreciation (depreciation) during the year	(1,068,603)	(129,525)	(2,144,258)	283,748
Net increase (decrease) in net assets from operations	(402,494)	437,137	(1,074,394)	1,030,003
Contract transactions:
Payments received from contract owners	113,641	214,428	94,159	495,282
Transfers between investment options (including GIA/MVA), net	(25,841)	(129,472)	1,879,272	3,776,111
Transfers for contract benefits and terminations	(2,556,893)	(1,968,329)	(5,051,565)	(5,631,710)
Contract maintenance charges	(71,390)	(82,598)	(283,453)	(288,882)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(2,540,483)	(1,965,971)	(3,361,587)	(1,649,199)
Total increase (decrease) in net assets	(2,942,977)	(1,528,834)	(4,435,981)	(619,196)
Net assets at beginning of period	12,707,783	14,236,617	33,515,645	34,134,841
Net assets at end of period	$ 9,764,806	$ 12,707,783	$ 29,079,664	$ 33,515,645

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (23,475)	$ (81,537)	$ 5,615	$ (104,557)
Realized gains (losses)	583,235	936,603	1,341,838	930,432
Unrealized appreciation (depreciation) during the year	(1,080,278)	(320,333)	(2,186,623)	(119,523)
Net increase (decrease) in net assets from operations	(520,518)	534,733	(839,170)	706,352
Contract transactions:
Payments received from contract owners	313,328	63,269	155,698	110,024
Transfers between investment options (including GIA/MVA), net	148,947	20,107	1,780,426	5,809,683
Transfers for contract benefits and terminations	(2,102,892)	(5,719,585)	(6,916,139)	(9,320,756)
Contract maintenance charges	(99,901)	(129,397)	(232,247)	(282,490)
Adjustments to net assets allocated to contracts in payout period	-	(58,220)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(1,740,518)	(5,823,826)	(5,212,262)	(3,683,539)
Total increase (decrease) in net assets	(2,261,036)	(5,289,093)	(6,051,432)	(2,977,187)
Net assets at beginning of period	15,514,092	20,803,185	32,590,779	35,567,966
Net assets at end of period	$ 13,253,056	$ 15,514,092	$ 26,539,347	$ 32,590,779
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (267,683)	$ (314,388)	$ (8,010)	$ (22,597)
Realized gains (losses)	1,924,630	2,352,759	720,873	503,098
Unrealized appreciation (depreciation) during the year	(860,063)	(344,541)	(969,015)	(138,719)
Net increase (decrease) in net assets from operations	796,884	1,693,830	(256,152)	341,782
Contract transactions:
Payments received from contract owners	138,931	68,747	23,381	20,040
Transfers between investment options (including GIA/MVA), net	(1,353,229)	(2,187,860)	(159,425)	(267,026)
Transfers for contract benefits and terminations	(3,834,645)	(5,731,625)	(771,518)	(1,008,112)
Contract maintenance charges	(111,157)	(138,381)	(20,760)	(24,653)
Adjustments to net assets allocated to contracts in payout period	7,034	(1,713)	22	174
Net increase (decrease) in net assets resulting from contract transactions	(5,153,066)	(7,990,832)	(928,300)	(1,279,577)
Total increase (decrease) in net assets	(4,356,182)	(6,297,002)	(1,184,452)	(937,795)
Net assets at beginning of period	23,373,028	29,670,030	4,551,790	5,489,585
Net assets at end of period	$ 19,016,846	$ 23,373,028	$ 3,367,338	$ 4,551,790

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 12,301	$ 3,067	$ (19,158)	$ (27,619)
Realized gains (losses)	125,753	64,326	165,444	247,431
Unrealized appreciation (depreciation) during the year	(197,963)	(2,783)	(237,361)	(158,620)
Net increase (decrease) in net assets from operations	(59,909)	64,610	(91,075)	61,192
Contract transactions:
Payments received from contract owners	2,435	7,595	20,016	17,845
Transfers between investment options (including GIA/MVA), net	528,119	283,707	(524)	589
Transfers for contract benefits and terminations	(228,208)	(153,168)	(259,138)	(282,948)
Contract maintenance charges	(3,200)	(1,169)	(5,026)	(4,373)
Adjustments to net assets allocated to contracts in payout period	-	-	(656)	552
Net increase (decrease) in net assets resulting from contract transactions	299,146	136,965	(245,328)	(268,335)
Total increase (decrease) in net assets	239,237	201,575	(336,403)	(207,143)
Net assets at beginning of period	1,042,819	841,244	1,934,966	2,142,109
Net assets at end of period	$ 1,282,056	$ 1,042,819	$ 1,598,563	$ 1,934,966
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (8,072)	$ (10,226)	$ 136,416	$ 203,521
Realized gains (losses)	9,518	65,064	24,882	197,860
Unrealized appreciation (depreciation) during the year	(18,029)	13,086	(308,602)	(206,743)
Net increase (decrease) in net assets from operations	(16,583)	67,924	(147,304)	194,638
Contract transactions:
Payments received from contract owners	376	2,355	11,110	21,271
Transfers between investment options (including GIA/MVA), net	(16,570)	(78,782)	(287,408)	185,285
Transfers for contract benefits and terminations	(134,982)	(148,717)	(597,984)	(869,608)
Contract maintenance charges	(1,560)	(1,638)	(8,580)	(9,100)
Adjustments to net assets allocated to contracts in payout period	-	-	(1,900)	831
Net increase (decrease) in net assets resulting from contract transactions	(152,736)	(226,782)	(884,762)	(671,321)
Total increase (decrease) in net assets	(169,319)	(158,858)	(1,032,066)	(476,683)
Net assets at beginning of period	702,584	861,442	6,169,545	6,646,228
Net assets at end of period	$ 533,265	$ 702,584	$ 5,137,479	$ 6,169,545

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (88,725)	$ (432,921)	$ (34,479)	$ (47,257)
Realized gains (losses)	5,781,912	4,133,318	460,402	233,281
Unrealized appreciation (depreciation) during the year	(7,912,812)	238,440	(616,912)	280,063
Net increase (decrease) in net assets from operations	(2,219,625)	3,938,837	(190,989)	466,087
Contract transactions:
Payments received from contract owners	444,355	188,303	150,695	32,476
Transfers between investment options (including GIA/MVA), net	(1,913,816)	(3,169,247)	(126,383)	(68,562)
Transfers for contract benefits and terminations	(10,422,983)	(15,338,712)	(757,608)	(1,078,504)
Contract maintenance charges	(299,915)	(386,744)	(8,300)	(10,103)
Adjustments to net assets allocated to contracts in payout period	(5,892)	(1,583)	(1,626)	426
Net increase (decrease) in net assets resulting from contract transactions	(12,198,251)	(18,707,983)	(743,222)	(1,124,267)
Total increase (decrease) in net assets	(14,417,876)	(14,769,146)	(934,211)	(658,180)
Net assets at beginning of period	61,997,320	76,766,466	4,681,710	5,339,890
Net assets at end of period	$ 47,579,444	$ 61,997,320	$ 3,747,499	$ 4,681,710
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (424,171)	$ (634,890)	$ (476)	$ -
Realized gains (losses)	12,244,042	13,134,073	(55)	-
Unrealized appreciation (depreciation) during the year	(14,804,618)	(8,582,038)	(10,073)	-
Net increase (decrease) in net assets from operations	(2,984,747)	3,917,145	(10,604)	-
Contract transactions:
Payments received from contract owners	188,733	137,340	6	-
Transfers between investment options (including GIA/MVA), net	(1,941,088)	(3,695,380)	241,119	-
Transfers for contract benefits and terminations	(9,199,009)	(10,424,511)	(486)	-
Contract maintenance charges	(401,461)	(507,504)	(92)	-
Adjustments to net assets allocated to contracts in payout period	16	(10)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(11,352,809)	(14,490,065)	240,547	-
Total increase (decrease) in net assets	(14,337,556)	(10,572,920)	229,943	-
Net assets at beginning of period	54,421,057	64,993,977	-	-
Net assets at end of period	$ 40,083,501	$ 54,421,057	$ 229,943	$ -

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,810)	$ (3,311)	$ (12,229)	$ (9,074)
Realized gains (losses)	107,592	34,325	179,110	86,656
Unrealized appreciation (depreciation) during the year	(114,666)	(35,563)	(144,240)	18,680
Net increase (decrease) in net assets from operations	(9,884)	(4,549)	22,641	96,262
Contract transactions:
Payments received from contract owners	472,665	43	32,070	81
Transfers between investment options (including GIA/MVA), net	(705,711)	(51,900)	141,272	102,982
Transfers for contract benefits and terminations	5,638	(11,956)	(106,823)	(221,668)
Contract maintenance charges	(391)	(389)	(1,320)	(871)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(227,799)	(64,202)	65,199	(119,476)
Total increase (decrease) in net assets	(237,683)	(68,751)	87,840	(23,214)
Net assets at beginning of period	237,683	306,434	829,746	852,960
Net assets at end of period	$ -	$ 237,683	$ 917,586	$ 829,746
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,956)	$ (8,232)	$ (222,323)	$ (272,910)
Realized gains (losses)	115,359	93,928	5,825,267	7,983,371
Unrealized appreciation (depreciation) during the year	(103,313)	(77,980)	(7,808,369)	(4,028,511)
Net increase (decrease) in net assets from operations	10,090	7,716	(2,205,425)	3,681,950
Contract transactions:
Payments received from contract owners	4,722	14,055	126,894	101,266
Transfers between investment options (including GIA/MVA), net	280,047	60,800	(2,014,822)	(2,982,631)
Transfers for contract benefits and terminations	(202,231)	(199,072)	(6,291,656)	(7,375,973)
Contract maintenance charges	(3,235)	(2,794)	(262,288)	(331,038)
Adjustments to net assets allocated to contracts in payout period	-	-	(2)	(4)
Net increase (decrease) in net assets resulting from contract transactions	79,303	(127,011)	(8,441,874)	(10,588,380)
Total increase (decrease) in net assets	89,393	(119,295)	(10,647,299)	(6,906,430)
Net assets at beginning of period	1,513,466	1,632,761	37,302,895	44,209,325
Net assets at end of period	$ 1,602,859	$ 1,513,466	$ 26,655,596	$ 37,302,895

	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 648,102	$ (314,420)	$ 46,911	$ 950
Realized gains (losses)	(239,224)	(488,244)	3,176	6,008
Unrealized appreciation (depreciation) during the year	(6,824,020)	(4,654,004)	(122,766)	52,838
Net increase (decrease) in net assets from operations	(6,415,142)	(5,456,668)	(72,679)	59,796
Contract transactions:
Payments received from contract owners	105,747	69,809	37,616	3,160
Transfers between investment options (including GIA/MVA), net	6,544,059	3,912,889	(156,483)	(187,405)
Transfers for contract benefits and terminations	(4,213,350)	(5,069,210)	(284,694)	(565,207)
Contract maintenance charges	(209,349)	(269,050)	(3,288)	(4,211)
Adjustments to net assets allocated to contracts in payout period	9	(2)	-	-
Net increase (decrease) in net assets resulting from contract transactions	2,227,116	(1,355,564)	(406,849)	(753,663)
Total increase (decrease) in net assets	(4,188,026)	(6,812,232)	(479,528)	(693,867)
Net assets at beginning of period	22,575,629	29,387,861	2,192,384	2,886,251
Net assets at end of period	$ 18,387,603	$ 22,575,629	$ 1,712,856	$ 2,192,384
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	PIMCO Total Return Portfolio – Advisor Class		Rydex Inverse Government Long Bond Strategy Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 243,104	$ 63,149	$ (5,659)	$ (7,206)
Realized gains (losses)	127,804	66,768	(100,326)	(95,510)
Unrealized appreciation (depreciation) during the year	(445,701)	118,470	97,002	(56,126)
Net increase (decrease) in net assets from operations	(74,793)	248,387	(8,983)	(158,842)
Contract transactions:
Payments received from contract owners	17,033	194,439	(1)	-
Transfers between investment options (including GIA/MVA), net	(143,963)	(100,183)	14,968	70,314
Transfers for contract benefits and terminations	(1,541,207)	(1,674,676)	(86,284)	(155,918)
Contract maintenance charges	(12,259)	(14,694)	(1,107)	(1,642)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(1,680,396)	(1,595,114)	(72,424)	(87,246)
Total increase (decrease) in net assets	(1,755,189)	(1,346,727)	(81,407)	(246,088)
Net assets at beginning of period	8,235,114	9,581,841	443,938	690,026
Net assets at end of period	$ 6,479,925	$ 8,235,114	$ 362,531	$ 443,938

	Rydex Nova Fund		Sentinel Variable Products Balanced Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (11,209)	$ (11,290)	$ 844	$ 1,690
Realized gains (losses)	50,154	66,075	51,572	142,863
Unrealized appreciation (depreciation) during the year	(53,258)	65,091	(61,303)	(86,074)
Net increase (decrease) in net assets from operations	(14,313)	119,876	(8,887)	58,479
Contract transactions:
Payments received from contract owners	(1)	-	97,133	-
Transfers between investment options (including GIA/MVA), net	(20,359)	(36,283)	(6,217)	(135,034)
Transfers for contract benefits and terminations	(51,366)	(74,532)	(343,345)	(136,433)
Contract maintenance charges	(2,059)	(2,212)	(3,104)	(4,233)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(73,785)	(113,027)	(255,533)	(275,700)
Total increase (decrease) in net assets	(88,098)	6,849	(264,420)	(217,221)
Net assets at beginning of period	785,576	778,727	952,530	1,169,751
Net assets at end of period	$ 697,478	$ 785,576	$ 688,110	$ 952,530
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 429,014	$ 489,728	$ 1,095,773	$ 247,066
Realized gains (losses)	(181,724)	45,244	12,565,497	21,005,440
Unrealized appreciation (depreciation) during the year	(915,968)	365,472	(14,680,039)	(11,143,722)
Net increase (decrease) in net assets from operations	(668,678)	900,444	(1,018,769)	10,108,784
Contract transactions:
Payments received from contract owners	155,152	93,170	503,274	291,501
Transfers between investment options (including GIA/MVA), net	(356,669)	1,278,731	(7,095,348)	(8,482,700)
Transfers for contract benefits and terminations	(5,260,039)	(5,223,198)	(18,946,318)	(18,977,365)
Contract maintenance charges	(261,166)	(313,590)	(917,473)	(1,121,791)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(5,722,722)	(4,164,887)	(26,455,865)	(28,290,355)
Total increase (decrease) in net assets	(6,391,400)	(3,264,443)	(27,474,634)	(18,181,571)
Net assets at beginning of period	30,393,346	33,657,789	115,268,169	133,449,740
Net assets at end of period	$ 24,001,946	$ 30,393,346	$ 87,793,535	$ 115,268,169

	Sentinel Variable Products Mid Cap Fund		Sentinel Variable Products Small Company Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (6,426)	$ (6,156)	$ (197,288)	$ (148,159)
Realized gains (losses)	40,931	143,149	2,323,528	2,936,530
Unrealized appreciation (depreciation) during the year	(78,067)	(119,795)	(2,375,506)	(1,980,836)
Net increase (decrease) in net assets from operations	(43,562)	17,198	(249,266)	807,535
Contract transactions:
Payments received from contract owners	51,762	1,466	132,168	51,192
Transfers between investment options (including GIA/MVA), net	482,426	(66,564)	(1,111,800)	(978,337)
Transfers for contract benefits and terminations	(248,455)	(213,534)	(2,672,699)	(2,450,545)
Contract maintenance charges	(1,904)	(639)	(125,205)	(152,868)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	283,829	(279,271)	(3,777,536)	(3,530,558)
Total increase (decrease) in net assets	240,267	(262,073)	(4,026,802)	(2,723,023)
Net assets at beginning of period	492,543	754,616	16,272,176	18,995,199
Net assets at end of period	$ 732,810	$ 492,543	$ 12,245,374	$ 16,272,176
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 17,753	$ 4,533	$ 165,720	$ 60,279
Realized gains (losses)	221,797	(758)	252,488	256,468
Unrealized appreciation (depreciation) during the year	(792,536)	(342,794)	(1,018,464)	(1,513,031)
Net increase (decrease) in net assets from operations	(552,986)	(339,019)	(600,256)	(1,196,284)
Contract transactions:
Payments received from contract owners	9,015	22,057	128,006	74,077
Transfers between investment options (including GIA/MVA), net	(47,426)	2,317	251,237	70,461
Transfers for contract benefits and terminations	(397,992)	(485,760)	(1,136,417)	(1,708,114)
Contract maintenance charges	(4,087)	(4,600)	(15,644)	(19,381)
Adjustments to net assets allocated to contracts in payout period	-	-	(1,515)	1,073
Net increase (decrease) in net assets resulting from contract transactions	(440,490)	(465,986)	(774,333)	(1,581,884)
Total increase (decrease) in net assets	(993,476)	(805,005)	(1,374,589)	(2,778,168)
Net assets at beginning of period	3,091,157	3,896,162	8,410,941	11,189,109
Net assets at end of period	$ 2,097,681	$ 3,091,157	$ 7,036,352	$ 8,410,941

	Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 432,193	$ (24,744)	$ (458,122)	$ (435,711)
Realized gains (losses)	212,219	673,835	1,021,133	187,968
Unrealized appreciation (depreciation) during the year	(3,194,892)	(2,355,343)	2,120,509	3,651,191
Net increase (decrease) in net assets from operations	(2,550,480)	(1,706,252)	2,683,520	3,403,448
Contract transactions:
Payments received from contract owners	197,564	399,801	273,129	323,033
Transfers between investment options (including GIA/MVA), net	(868,303)	1,429,327	(905,418)	(656,973)
Transfers for contract benefits and terminations	(6,523,901)	(8,768,643)	(4,057,973)	(3,946,557)
Contract maintenance charges	(247,146)	(321,696)	(59,687)	(61,690)
Adjustments to net assets allocated to contracts in payout period	(1,669)	263	(205)	(2,652)
Net increase (decrease) in net assets resulting from contract transactions	(7,443,455)	(7,260,948)	(4,750,154)	(4,344,839)
Total increase (decrease) in net assets	(9,993,935)	(8,967,200)	(2,066,634)	(941,391)
Net assets at beginning of period	40,365,838	49,333,038	35,839,912	36,781,303
Net assets at end of period	$ 30,371,903	$ 40,365,838	$ 33,773,278	$ 35,839,912
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Virtus Growth & Income Series – Class A Shares		Virtus International Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (319,960)	$ (333,759)	$ 1,386,340	$ 4,648,409
Realized gains (losses)	6,207,024	9,666,987	6,439,646	8,257,746
Unrealized appreciation (depreciation) during the year	(11,487,201)	(4,212,768)	(25,882,108)	(21,219,111)
Net increase (decrease) in net assets from operations	(5,600,137)	5,120,460	(18,056,122)	(8,312,956)
Contract transactions:
Payments received from contract owners	575,768	540,579	779,604	485,617
Transfers between investment options (including GIA/MVA), net	(877,205)	(2,291,350)	10,550,500	4,038,164
Transfers for contract benefits and terminations	(9,208,020)	(12,933,014)	(28,517,366)	(37,949,064)
Contract maintenance charges	(135,791)	(175,341)	(1,105,588)	(1,426,076)
Adjustments to net assets allocated to contracts in payout period	334,657	(5,659)	3,771	(8,902)
Net increase (decrease) in net assets resulting from contract transactions	(9,310,591)	(14,864,785)	(18,289,079)	(34,860,261)
Total increase (decrease) in net assets	(14,910,728)	(9,744,325)	(36,345,201)	(43,173,217)
Net assets at beginning of period	62,028,123	71,772,448	170,578,367	213,751,584
Net assets at end of period	$ 47,117,395	$ 62,028,123	$ 134,233,166	$ 170,578,367

	Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,177,026	$ 3,497,356	$ (4,786)	$ (119,828)
Realized gains (losses)	1,270,319	1,198,206	9,191,344	7,939,931
Unrealized appreciation (depreciation) during the year	(5,237,682)	(3,763,235)	(8,639,273)	7,364,440
Net increase (decrease) in net assets from operations	(1,790,337)	932,327	547,285	15,184,543
Contract transactions:
Payments received from contract owners	627,595	321,225	276,543	224,852
Transfers between investment options (including GIA/MVA), net	(2,147,908)	3,168,266	(5,237,338)	(969,565)
Transfers for contract benefits and terminations	(15,814,015)	(18,032,565)	(8,332,318)	(10,788,360)
Contract maintenance charges	(495,455)	(620,623)	(299,998)	(366,267)
Adjustments to net assets allocated to contracts in payout period	1,798	2,043	30,556	(1,115)
Net increase (decrease) in net assets resulting from contract transactions	(17,827,985)	(15,161,654)	(13,562,555)	(11,900,455)
Total increase (decrease) in net assets	(19,618,322)	(14,229,327)	(13,015,270)	3,284,088
Net assets at beginning of period	91,222,524	105,451,851	58,439,825	55,155,737
Net assets at end of period	$ 71,604,202	$ 91,222,524	$ 45,424,555	$ 58,439,825
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (269,429)	$ (297,574)	$ (483,924)	$ (517,386)
Realized gains (losses)	2,683,536	3,639,478	7,736,009	8,358,840
Unrealized appreciation (depreciation) during the year	(2,507,977)	(2,706,296)	(8,942,918)	(8,371,075)
Net increase (decrease) in net assets from operations	(93,870)	635,608	(1,690,833)	(529,621)
Contract transactions:
Payments received from contract owners	146,360	94,013	300,200	205,779
Transfers between investment options (including GIA/MVA), net	(644,145)	(1,573,733)	(3,001,585)	(2,157,704)
Transfers for contract benefits and terminations	(2,741,314)	(3,385,769)	(9,999,063)	(13,819,129)
Contract maintenance charges	(39,151)	(43,098)	(362,878)	(454,811)
Adjustments to net assets allocated to contracts in payout period	1,365	(7,399)	5,111	(3,392)
Net increase (decrease) in net assets resulting from contract transactions	(3,276,885)	(4,915,986)	(13,058,215)	(16,229,257)
Total increase (decrease) in net assets	(3,370,755)	(4,280,378)	(14,749,048)	(16,758,878)
Net assets at beginning of period	22,813,299	27,093,677	68,012,642	84,771,520
Net assets at end of period	$ 19,442,544	$ 22,813,299	$ 53,263,594	$ 68,012,642

	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 70,274	$ 187,911	$ 65,458	$ 74,198
Realized gains (losses)	1,354,093	1,459,044	5,530,967	9,814,322
Unrealized appreciation (depreciation) during the year	(2,765,946)	(231,095)	(6,079,452)	(13,590,085)
Net increase (decrease) in net assets from operations	(1,341,579)	1,415,860	(483,027)	(3,701,565)
Contract transactions:
Payments received from contract owners	128,769	157,124	215,467	196,014
Transfers between investment options (including GIA/MVA), net	(795,158)	(64,456)	(571,706)	(861,576)
Transfers for contract benefits and terminations	(2,870,891)	(3,595,927)	(8,394,675)	(11,485,485)
Contract maintenance charges	(21,151)	(24,528)	(260,009)	(328,296)
Adjustments to net assets allocated to contracts in payout period	4,261	(25,172)	1,512	(11,847)
Net increase (decrease) in net assets resulting from contract transactions	(3,554,170)	(3,552,959)	(9,009,411)	(12,491,190)
Total increase (decrease) in net assets	(4,895,749)	(2,137,099)	(9,492,438)	(16,192,755)
Net assets at beginning of period	22,965,297	25,102,396	61,596,443	77,789,198
Net assets at end of period	$ 18,069,548	$ 22,965,297	$ 52,104,005	$ 61,596,443
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Wanger International Select		Wanger Select
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 8,775	$ 3,263	$ (94,659)	$ (105,769)
Realized gains (losses)	343,101	446,672	2,247,282	1,595,146
Unrealized appreciation (depreciation) during the year	(455,446)	(903,068)	(2,192,517)	(1,366,679)
Net increase (decrease) in net assets from operations	(103,570)	(453,133)	(39,894)	122,698
Contract transactions:
Payments received from contract owners	25,622	30,672	48,066	65,616
Transfers between investment options (including GIA/MVA), net	52,507	(52,753)	(235,515)	(301,311)
Transfers for contract benefits and terminations	(646,711)	(1,031,921)	(961,410)	(1,140,901)
Contract maintenance charges	(11,437)	(14,190)	(12,996)	(14,098)
Adjustments to net assets allocated to contracts in payout period	-	79	-	-
Net increase (decrease) in net assets resulting from contract transactions	(580,019)	(1,068,113)	(1,161,855)	(1,390,694)
Total increase (decrease) in net assets	(683,589)	(1,521,246)	(1,201,749)	(1,267,996)
Net assets at beginning of period	5,449,227	6,970,473	7,963,859	9,231,855
Net assets at end of period	$ 4,765,638	$ 5,449,227	$ 6,762,110	$ 7,963,859

	Wanger USA
	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (470,446)	$ (515,856)
Realized gains (losses)	6,296,155	6,501,854
Unrealized appreciation (depreciation) during the year	(6,345,107)	(4,769,327)
Net increase (decrease) in net assets from operations	(519,398)	1,216,671
Contract transactions:
Payments received from contract owners	171,066	256,304
Transfers between investment options (including GIA/MVA), net	(743,028)	(1,324,337)
Transfers for contract benefits and terminations	(3,917,020)	(5,155,211)
Contract maintenance charges	(33,194)	(37,339)
Adjustments to net assets allocated to contracts in payout period	(1,726)	(6,739)
Net increase (decrease) in net assets resulting from contract transactions	(4,523,902)	(6,267,322)
Total increase (decrease) in net assets	(5,043,300)	(5,050,651)
Net assets at beginning of period	37,597,315	42,647,966
Net assets at end of period	$ 32,554,015	$ 37,597,315
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The PHL Variable Accumulation Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL Variable”, the "Company", “we” or “us”), the sponsor company. PHL Variable is a Connecticut stock life insurance company and is an indirect wholly-owned subsidiary of Phoenix Life Insurance Company. PHL Variable is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 58 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio – Class 1-2 Shares
AB VPS Balanced Wealth Strategy Portfolio-Class B (formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio-Class B)
Calvert VP S&P MidCap 400 Index Portfolio – Class l Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity ® VIP Contrafund® Portfolio – Service Class
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Fidelity ® VIP Growth Portfolio – Service Class
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim VT Long Short Equity Fund
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Class II
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Bond-Debenture Portfolio-Class VC Shares
Lord Abbett Growth and Income Portfolio-Class VC Shares
Lord Abbett Mid-Cap Value Portfolio-Class VC Shares
Neuberger Berman AMT Guardian Portfolio – S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-Class S
Neuberger Berman AMT Small Cap Growth Portfolio-Class S (effective 11/6/2015, merged into surviving fund Neuberger Berman AMT Mid Cap Growth Portfolio-Class S)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
Oppenheimer Global Fund/VA – Service Shares (formerly Oppenheimer Global Securities Fund/VA – Service Shares)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares (formerly Oppenheimer Main Street Small- & Mid- Cap Fund®/VA – Service Shares)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Virtus Capital Growth Series – Class A Shares
Virtus Growth & Income Series – Class A Shares
Virtus International Series – Class A Shares
Virtus Multi-Sector Fixed Income Series – Class A Shares
Virtus Real Estate Securities Series – Class A Shares
Virtus Small-Cap Growth Series – Class A Shares
Virtus Small-Cap Value Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger International Select
Wanger Select
Wanger USA
Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account, the Guaranteed Interest Account (“GIA”) and/or the Market Value Adjusted Guaranteed Interest Account (“MVA”). The MVA was closed to new investment effective May 1, 2013.
PHL Variable and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.
Note 2—Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 3 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by PHL Variable and may result in additional amounts being transferred into the Separate Account from PHL Variable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to PHL Variable.
C.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
D.     Income taxes: PHL Variable is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, PHL Variable does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL Variable will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL Variable’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
Security Valuation: The Separate Account measures the fair value of its investment in the Funds available on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2015.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 407,422	$ 672,820
AB VPS Balanced Wealth Strategy Portfolio – Class B	2,327,007	1,607,570
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	857,233	816,498
Deutsche Equity 500 Index VIP – Class A	5,305,484	9,623,592
Deutsche Small Cap Index VIP – Class A	345,358	258,635
Federated Fund for U.S. Government Securities II	4,604,682	17,482,001
Federated High Income Bond Fund II – Primary Shares	3,039,926	4,505,753
Federated Prime Money Fund II	20,235,367	23,446,658
Fidelity ® VIP Contrafund® Portfolio – Service Class	4,521,927	6,748,742
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	9,176,216	27,339,175
Fidelity ® VIP Growth Portfolio – Service Class	682,909	2,897,907
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	2,259,251	10,330,037
Franklin Flex Cap Growth VIP Fund – Class 2	164,893	111,707
Franklin Income VIP Fund – Class 2	3,683,014	9,589,984
Franklin Mutual Shares VIP Fund – Class 2	5,051,598	9,982,908
Guggenheim Long Short Equity Fund	2,003	65,512
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	579,011	2,991,791
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	4,543,412	7,123,318
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	1,319,917	2,882,767
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	5,320,156	9,471,077
Invesco V.I. American Franchise Fund – Series I Shares	319,959	5,631,672
Invesco V.I. Core Equity Fund – Series I Shares	482,200	1,036,863
Invesco V.I. Equity and Income Fund – Series II Shares	786,038	349,162
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	199,493	302,459
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	44,852	164,287
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	808,967	1,519,509
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	3,890,840	13,596,053
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	512,764	1,054,211
Neuberger Berman AMT Guardian Portfolio – S Class	11,906,087	12,511,277
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	243,822	3,750
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	92,150	291,112
Oppenheimer Capital Appreciation Fund/VA – Service Shares	455,995	233,799
Oppenheimer Global Fund/VA – Service Shares	969,723	763,101
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	5,515,946	9,340,970
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	7,896,069	5,020,852
PIMCO Real Return Portfolio – Advisor Class	425,721	785,659
PIMCO Total Return Portfolio – Advisor Class	1,415,238	2,781,724
Rydex Inverse Government Long Bond Strategy Fund	30,567	108,650
Rydex Nova Fund	76	85,070
Sentinel Variable Products Balanced Fund	397,210	614,949
Sentinel Variable Products Bond Fund	1,575,713	6,869,421
Sentinel Variable Products Common Stock Fund	13,166,585	29,511,826
Sentinel Variable Products Mid Cap Fund	841,056	501,533
Sentinel Variable Products Small Company Fund	2,540,484	4,453,968
Templeton Developing Markets VIP Fund – Class 2	555,350	644,186
Templeton Foreign VIP Fund – Class 2	1,404,220	1,735,346
Templeton Growth VIP Fund – Class 2	2,468,286	9,479,548
Virtus Capital Growth Series – Class A Shares	685,994	5,894,270
Virtus Growth & Income Series – Class A Shares	7,445,944	11,618,066
Virtus International Series – Class A Shares	23,176,819	34,549,848
Virtus Multi-Sector Fixed Income Series – Class A Shares	6,352,721	22,003,676
Virtus Real Estate Securities Series – Class A Shares	9,828,112	15,587,708

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Small-Cap Growth Series – Class A Shares	$ 2,398,388	$ 3,878,482
Virtus Small-Cap Value Series – Class A Shares	6,005,947	14,524,933
Virtus Strategic Allocation Series – Class A Shares	1,986,748	4,068,085
Wanger International	7,659,219	11,477,836
Wanger International Select	751,122	985,921
Wanger Select	2,397,021	1,533,809
Wanger USA	6,297,725	5,399,044
	$ 208,357,957	$ 388,861,087

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2015			For the period ended December 31, 2014
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	7,606	(167,070)	(159,464)	6,123	(239,737)	(233,614)
AB VPS Balanced Wealth Strategy Portfolio – Class B	1,269,406	(1,167,549)	101,857	925,748	(1,163,919)	(238,171)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	426,774	(417,976)	8,798	247,209	(396,334)	(149,125)
Deutsche Equity 500 Index VIP – Class A	810,871	(2,442,737)	(1,631,866)	198,087	(3,209,426)	(3,011,339)
Deutsche Small Cap Index VIP – Class A	158,929	(141,076)	17,853	50,468	(114,500)	(64,032)
Federated Fund for U.S. Government Securities II	941,659	(5,952,235)	(5,010,576)	1,261,688	(7,686,711)	(6,425,023)
Federated High Income Bond Fund II – Primary Shares	686,806	(1,156,122)	(469,316)	1,064,117	(1,649,988)	(585,871)
Federated Prime Money Fund II	21,790,390	(24,767,258)	(2,976,868)	20,256,907	(32,272,624)	(12,015,717)
Fidelity ® VIP Contrafund® Portfolio – Service Class	384,763	(1,474,244)	(1,089,481)	1,106,697	(2,714,784)	(1,608,087)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	437,857	(11,769,304)	(11,331,447)	350,581	(14,541,117)	(14,190,536)
Fidelity ® VIP Growth Portfolio – Service Class	96,339	(880,825)	(784,486)	411,979	(1,283,492)	(871,513)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	1,015,653	(7,439,050)	(6,423,397)	2,940,701	(8,150,039)	(5,209,338)
Franklin Flex Cap Growth VIP Fund – Class 2	77,795	(66,159)	11,636	109,828	(101,461)	8,367
Franklin Income VIP Fund – Class 2	1,579,741	(6,777,122)	(5,197,381)	1,202,664	(8,141,725)	(6,939,061)
Franklin Mutual Shares VIP Fund – Class 2	768,051	(5,336,613)	(4,568,562)	707,768	(6,922,870)	(6,215,102)
Guggenheim Long Short Equity Fund	1,157	(32,997)	(31,840)	4,648	(62,322)	(57,674)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	220,249	(2,123,365)	(1,903,116)	520,386	(2,003,925)	(1,483,539)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	2,649,564	(5,347,418)	(2,697,854)	4,912,304	(6,237,158)	(1,324,854)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	709,517	(2,038,697)	(1,329,180)	650,231	(5,200,099)	(4,549,868)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	3,335,933	(7,861,642)	(4,525,709)	6,399,921	(9,549,851)	(3,149,930)
Invesco V.I. American Franchise Fund – Series I Shares	142,520	(3,624,400)	(3,481,880)	167,970	(5,976,694)	(5,808,724)
Invesco V.I. Core Equity Fund – Series I Shares	36,479	(597,819)	(561,340)	36,001	(826,988)	(790,987)
Invesco V.I. Equity and Income Fund – Series II Shares	403,522	(216,636)	186,886	206,340	(114,542)	91,798
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	18,270	(160,470)	(142,200)	20,847	(178,330)	(157,483)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	1,914	(81,350)	(79,436)	26,067	(154,323)	(128,256)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	317,583	(842,640)	(525,057)	909,503	(1,298,097)	(388,594)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	475,233	(8,580,043)	(8,104,810)	357,088	(13,066,713)	(12,709,625)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	152,897	(601,036)	(448,139)	95,972	(836,255)	(740,283)
Neuberger Berman AMT Guardian Portfolio – S Class	380,191	(8,208,338)	(7,828,147)	400,537	(10,720,509)	(10,319,972)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	240,653	(3,273)	237,380	-	-	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	43,074	(231,662)	(188,588)	50,944	(110,497)	(59,553)
Oppenheimer Capital Appreciation Fund/VA – Service Shares	197,687	(150,848)	46,839	100,229	(193,362)	(93,133)
Oppenheimer Global Fund/VA – Service Shares	541,735	(508,787)	32,948	87,261	(181,600)	(94,339)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	295,563	(5,685,636)	(5,390,073)	413,209	(7,568,207)	(7,154,998)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	11,038,725	(7,487,743)	3,550,982	5,233,426	(6,685,932)	(1,452,506)
PIMCO Real Return Portfolio – Advisor Class	266,840	(568,064)	(301,224)	162,879	(713,319)	(550,440)
PIMCO Total Return Portfolio – Advisor Class	667,613	(1,811,265)	(1,143,652)	522,135	(1,600,363)	(1,078,228)
Rydex Inverse Government Long Bond Strategy Fund	98,252	(313,647)	(215,395)	199,877	(410,909)	(211,032)
Rydex Nova Fund	35	(30,969)	(30,934)	4	(52,660)	(52,656)
Sentinel Variable Products Balanced Fund	241,729	(421,804)	(180,075)	110,391	(315,264)	(204,873)
Sentinel Variable Products Bond Fund	573,155	(4,823,749)	(4,250,594)	1,468,793	(4,540,239)	(3,071,446)
Sentinel Variable Products Common Stock Fund	1,081,637	(17,886,276)	(16,804,639)	374,213	(19,443,592)	(19,069,379)
Sentinel Variable Products Mid Cap Fund	543,702	(357,031)	186,671	13,283	(219,942)	(206,659)
Sentinel Variable Products Small Company Fund	289,039	(2,587,031)	(2,297,992)	229,393	(2,546,069)	(2,316,676)
Templeton Developing Markets VIP Fund – Class 2	128,334	(362,581)	(234,247)	118,025	(434,932)	(316,907)
Templeton Foreign VIP Fund – Class 2	322,440	(604,909)	(282,469)	147,071	(662,591)	(515,520)
Templeton Growth VIP Fund – Class 2	1,084,703	(6,274,834)	(5,190,131)	2,286,148	(6,522,014)	(4,235,866)
Virtus Capital Growth Series – Class A Shares	330,450	(2,710,167)	(2,379,717)	350,834	(2,834,302)	(2,483,468)
Virtus Growth & Income Series – Class A Shares	573,066	(4,064,095)	(3,491,029)	578,743	(5,889,009)	(5,310,266)
Virtus International Series – Class A Shares	8,526,113	(17,693,507)	(9,167,394)	5,270,496	(18,954,401)	(13,683,905)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2015			For the period ended December 31, 2014
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Multi-Sector Fixed Income Series – Class A Shares	1,299,712	(8,713,767)	(7,414,055)	3,253,130	(9,292,255)	(6,039,125)
Virtus Real Estate Securities Series – Class A Shares	275,012	(5,494,381)	(5,219,369)	1,146,176	(5,410,352)	(4,264,176)
Virtus Small-Cap Growth Series – Class A Shares	91,234	(607,845)	(516,611)	137,317	(1,052,213)	(914,896)
Virtus Small-Cap Value Series – Class A Shares	315,804	(6,768,616)	(6,452,812)	904,870	(8,049,819)	(7,144,949)
Virtus Strategic Allocation Series – Class A Shares	73,486	(1,181,846)	(1,108,360)	80,373	(1,193,267)	(1,112,894)
Wanger International	769,029	(3,852,263)	(3,083,234)	661,962	(4,495,220)	(3,833,258)
Wanger International Select	118,339	(219,424)	(101,085)	149,395	(402,083)	(252,688)
Wanger Select	71,550	(339,180)	(267,630)	103,039	(454,477)	(351,438)
Wanger USA	105,001	(939,421)	(834,420)	130,026	(1,320,250)	(1,190,224)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2015, 2014, 2013, 2012, and 2011 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2015	904	4.98	to	3.60	3,319	0.41%	0.90%	to	1.95%	4.12%	to	5.24%
2014	1,064	4.78	to	3.42	3,733	0.09%	0.90%	to	1.95%	11.54%	to	12.73%
2013	1,298	4.29	to	3.04	4,013	0.34%	0.90%	to	1.95%	32.56%	to	33.97%
2012 ‡	1,615	3.23	to	2.27	3,757	0.96%	0.90%	to	1.95%	15.99%	to	17.24%
2011 ‡	2,138	2.79#	to	1.93#	4,281	0.11%	0.90%	to	1.95%	(2.24%)	to	(1.20%)#
AB VPS Balanced Wealth Strategy Portfolio – Class B
2015 ‡	4,557	1.23	to	1.34	5,821	9.90%	0.90%	to	1.95%	(0.68%)	to	0.38%
2014	4,455	1.24	to	1.33	5,720	2.33%	0.90%	to	1.95%	5.02%	to	6.15%
2013 ‡	4,694	1.19	to	1.26	5,719	2.22%	0.90%	to	1.80%	14.18%	to	15.23%
2012	4,562	1.04	to	1.09	4,852	1.92%	0.90%	to	1.80%	11.33%	to	12.35%
2011	4,641	0.94	to	0.97	4,412	2.31%	0.90%	to	1.80%	(4.80%)	to	(3.93%)#
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2015	1,312	1.70	to	1.83	2,329	0.09%	0.90%	to	1.80%	(4.43%)	to	(3.56%)
2014 ‡	1,303	1.78	to	1.90	2,410	0.95%	0.90%	to	1.80%	7.29%	to	8.27%
2013 ‡	1,452	1.66	to	1.75	2,486	1.07%	0.90%	to	1.80%	30.44%	to	31.63%
2012 ‡	896	1.27	to	1.33	1,171	0.92%	0.90%	to	1.80%	15.19%	to	16.25%
2011 ‡	1,128	1.11	to	1.14	1,272	0.77%	0.90%	to	1.80%	(3.94%)#	to	(3.12%)
Deutsche Equity 500 Index VIP – Class A
2015 ‡	7,481	3.51	to	4.27	28,266	13.68%	0.90%	to	1.95%	(0.84%)	to	0.22%
2014 ‡	9,113	3.54	to	4.26	34,320	1.91%	0.90%	to	1.95%	11.18%	to	12.37%
2013 ‡	12,124	3.18	to	3.79	40,805	1.84%	0.90%	to	1.95%	29.36%	to	30.74%
2012 ‡	15,428	1.23	to	2.90	40,008	1.78%	0.90%	to	2.25%	13.09%	to	14.66%
2011 ‡	19,409	1.09#	to	2.53	43,979	1.72%	0.90%	to	2.25%	(0.45%)	to	0.92%#
Deutsche Small Cap Index VIP – Class A
2015 ‡	327	1.60	to	1.70	537	1.20%	0.90%	to	1.65%	(6.17%)	to	(5.45%)
2014 ‡	309	1.71	to	1.80	541	0.94%	0.90%	to	1.65%	3.02%	to	3.80%
2013 ‡	373	1.64	to	1.73	633	1.50%	0.90%	to	1.80%	36.15%	to	37.39%
2012 ‡	314	1.21	to	1.26	388	0.87%	0.90%	to	1.80%	14.16%	to	15.20%
2011 ‡	307	1.07#	to	1.09	331	1.19%	0.90%	to	1.80%	(5.94%)#	to	(5.27%)#
Federated Fund for U.S. Government Securities II
2015	22,171	2.54	to	3.52	61,387	22.31%	0.90%	to	1.95%	(1.44%)	to	(0.39%)
2014 ‡	27,181	2.58	to	3.53	75,796	3.07%	0.90%	to	1.95%	2.58%	to	3.68%
2013 ‡	33,606	2.52	to	3.40	90,629	3.39%	0.90%	to	1.95%	(3.96%)	to	(2.93%)
2012 ‡	38,653	2.62	to	3.51	107,456	3.93%	0.90%	to	1.95%	0.97%	to	2.05%
2011 ‡	45,698	2.59#	to	3.44	125,453	4.28%	0.90%	to	1.95%	3.72%	to	4.83%
Federated High Income Bond Fund II – Primary Shares
2015 ‡	2,134	4.08	to	5.09	7,445	17.05%	0.75%	to	1.95%	(4.47%)	to	(3.30%)
2014 ‡	2,604	4.27	to	5.27	9,596	6.37%	0.75%	to	1.95%	0.69%	to	1.92%
2013 ‡	3,190	4.24	to	5.17	11,825	7.30%	0.75%	to	1.95%	4.90%	to	6.19%
2012 ‡	3,923	4.04	to	4.87	13,156	7.64%	0.75%	to	1.95%	12.46%	to	13.84%
2011 ‡	4,220	3.59#	to	4.28	12,444	9.20%	0.75%	to	1.95%	3.12%	to	4.38%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated Prime Money Fund II
2015 ‡	34,503	0.90	to	0.96	31,897	0.01%*	0.75%	to	1.80%	(1.80%)	to	(0.75%)
2014	37,480	0.91	to	0.96	35,108	-	0.75%	to	1.95%	(1.95%)	to	(0.75%)
2013	49,495	0.93	to	0.97	46,995	-	0.75%	to	1.95%	(1.95%)	to	(0.75%)
2012	51,341	0.94	to	0.98	49,377	0.00%*	0.75%	to	1.95%	(1.95%)	to	(0.75%)
2011	57,026	0.96	to	0.99	55,567	0.00%*	0.75%	to	1.95%	(1.94%)	to	(0.74%)#
Fidelity ® VIP Contrafund® Portfolio – Service Class
2015 ‡	6,634	4.87	to	4.52	26,911	3.91%	0.90%	to	1.95%	(1.40%)	to	(0.35%)
2014	7,723	4.94	to	4.54	31,904	0.86%	0.90%	to	1.95%	9.64%	to	10.81%
2013	9,331	4.51	to	4.09	34,735	0.93%	0.90%	to	1.95%	28.59%	to	29.97%
2012 ‡	9,881	3.50	to	3.15	28,251	1.12%	0.90%	to	1.95%	14.04%	to	15.26%
2011 ‡	12,772	3.07#	to	2.73#	31,891	0.80%	0.90%	to	1.95%	(4.53%)	to	(3.51%)#
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2015 ‡	33,206	3.80	to	3.17	75,586	0.17%	0.90%	to	1.95%	3.43%	to	4.53%
2014 ‡	44,537	3.67	to	3.03	96,699	0.11%	0.90%	to	1.95%	9.92%	to	11.10%
2013 ‡	58,728	3.34	to	2.73	116,650	0.18%	0.90%	to	1.95%	35.10%	to	36.54%
2012 ‡	71,975	2.47	to	2.00	106,846	0.29%	0.90%	to	1.95%	17.13%	to	18.39%
2011 ‡	84,269	2.11#	to	1.69#	106,954	0.05%	0.90%	to	1.95%	0.19%	to	1.26%
Fidelity ® VIP Growth Portfolio – Service Class
2015	3,772	3.28	to	5.36	11,567	0.62%	0.75%	to	1.95%	4.97%	to	6.25%
2014 ‡	4,556	3.13	to	5.04	13,331	0.09%	0.75%	to	1.95%	9.02%	to	10.35%
2013	5,428	2.87	to	4.57	14,792	0.18%	0.75%	to	1.95%	33.55%	to	35.18%
2012 ‡	6,558	2.15	to	3.38	13,350	0.46%	0.75%	to	1.95%	12.31%	to	13.69%
2011 ‡	8,090	1.91#	to	2.97	14,606	0.23%	0.75%	to	1.95%	(1.81%)	to	(0.61%)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2015	25,744	1.25	to	1.36	33,347	3.37%	0.90%	to	1.80%	(2.49%)	to	(1.60%)
2014 ‡	32,167	1.28	to	1.38	42,523	1.99%	0.90%	to	1.80%	3.85%	to	4.80%
2013 ‡	37,376	1.23	to	1.32	47,369	2.23%	0.90%	to	1.80%	(3.65%)	to	(2.77%)
2012	40,771	1.27	to	1.35	53,395	2.19%	0.90%	to	1.95%	3.70%	to	4.82%
2011	45,049	1.22	to	1.29	56,531	3.16%	0.90%	to	1.95%	5.13%	to	6.25%
Franklin Flex Cap Growth VIP Fund – Class 2
2015 ‡	79	1.57	to	1.65	128	-	1.10%	to	1.75%	2.54%	to	3.22%
2014 ‡	67	1.54	to	1.60	105	-	1.10%	to	1.65%	4.36%	to	4.94%
2013 ‡	59	1.47	to	1.52	88	0.00%*	1.10%	to	1.65%	35.22%	to	35.97%
2012	222	1.09	to	1.13	243	-	0.90%	to	1.65%	7.46%	to	8.28%
2011 ‡	285	1.01	to	1.04	290	-	0.90%	to	1.65%	(6.37%)#	to	(5.85%)#
Franklin Income VIP Fund – Class 2
2015 ‡	21,159	1.32	to	1.46	27,091	8.90%	0.90%	to	1.95%	(8.86%)	to	(7.89%)
2014	26,356	1.45	to	1.59	36,771	5.02%	0.90%	to	1.95%	2.58%	to	3.67%
2013	33,295	1.41	to	1.53	45,039	6.43%	0.90%	to	1.95%	11.72%	to	12.92%
2012 ‡	37,328	1.26	to	1.36	44,958	6.32%	0.90%	to	1.95%	10.45%	to	11.64%
2011 ‡	41,775	1.14#	to	1.22	45,474	5.83%	0.90%	to	1.95%	0.39%#	to	1.47%
Franklin Mutual Shares VIP Fund – Class 2
2015 ‡	18,041	3.42	to	4.61	32,586	5.27%	0.90%	to	1.95%	(6.79%)	to	(5.79%)
2014	22,610	3.67	to	4.89	42,822	1.94%	0.90%	to	1.95%	5.04%	to	6.16%
2013	28,825	3.50	to	4.61	51,521	2.05%	0.90%	to	1.95%	25.76%	to	27.11%
2012 ‡	36,654	2.78	to	3.63	51,747	2.01%	0.90%	to	1.95%	12.01%	to	13.21%
2011 ‡	41,035	2.48#	to	3.20	52,742	2.32%	0.90%	to	1.95%	(2.97%)	to	(1.93%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim Long Short Equity Fund
2015 ‡	382	1.56	to	1.79	643	-	0.90%	to	1.95%	(0.71%)	to	0.35%
2014	414	1.57	to	1.78	697	-	0.90%	to	1.95%	0.79%	to	1.87%
2013	471	1.56	to	1.75	784	0.00%*	0.90%	to	1.95%	15.17%	to	16.40%
2012 ‡	543	1.36	to	1.50	779	-	0.90%	to	1.95%	2.39%	to	3.49%
2011 ‡	682	1.32#	to	1.45	949	-	0.90%	to	1.95%	(8.38%)	to	(7.40%)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
2015 ‡	7,651	1.24	to	1.30	9,765	6.84%	0.90%	to	1.80%	(4.58%)	to	(3.71%)
2014 ‡	9,554	1.30	to	1.35	12,708	0.91%	0.90%	to	1.80%	2.59%	to	3.53%
2013 ‡	11,038	1.27	to	1.31	14,237	1.03%	0.90%	to	1.80%	15.99%	to	17.05%
2012	12,685	1.09	to	1.12	14,034	1.12%	0.90%	to	1.80%	12.14%	to	13.17%
2011	14,437	0.98	to	0.99	14,164	0.94%	0.90%	to	1.80%	(6.75%)	to	(5.89%)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
2015	24,254	1.17	to	1.23	29,080	6.83%	0.90%	to	1.80%	(3.98%)	to	(3.10%)
2014 ‡	26,952	1.22	to	1.27	33,516	1.15%	0.90%	to	1.80%	2.63%	to	3.57%
2013	28,276	1.19	to	1.23	34,135	1.39%	0.90%	to	1.80%	9.85%	to	10.85%
2012	30,926	1.08	to	1.11	33,805	1.63%	0.90%	to	1.80%	8.82%	to	9.82%
2011	26,855	1.00	to	1.01	26,885	0.97%	0.90%	to	1.80%	(2.66%)	to	(1.78%)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
2015	10,562	1.22	to	1.29	13,253	7.68%	0.90%	to	1.95%	(4.41%)	to	(3.39%)
2014 ‡	11,891	1.27	to	1.33	15,514	0.85%	0.90%	to	1.95%	2.54%	to	3.63%
2013 ‡	16,441	1.24	to	1.28	20,803	1.09%	0.90%	to	1.95%	14.28%	to	15.50%
2012	19,008	1.09	to	1.11	20,911	1.24%	0.90%	to	1.95%	10.71%	to	11.90%
2011	21,060	0.98	to	0.99	20,802	1.06%	0.90%	to	1.95%	(5.55%)	to	(4.54%)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
2015 ‡	23,658	1.09	to	1.15	26,539	1.41%	0.90%	to	1.95%	(3.59%)	to	(2.56%)
2014 ‡	28,184	1.13	to	1.18	32,591	1.09%	0.90%	to	1.95%	1.29%	to	2.37%
2013	31,334	1.11	to	1.15	35,568	1.27%	0.90%	to	1.95%	5.24%	to	6.37%
2012	38,006	1.06	to	1.08	40,748	1.72%	0.90%	to	1.95%	5.76%	to	6.90%
2011	32,806	1.00	to	1.01	33,062	0.86%	0.90%	to	1.95%	(0.88%)	to	0.18%
Invesco V.I. American Franchise Fund – Series I Shares
2015	12,678	1.47	to	1.52	19,017	-	0.90%	to	1.80%	3.12%	to	4.06%
2014 ‡	16,159	1.42	to	1.46	23,373	0.04%	0.90%	to	1.80%	6.49%	to	7.46%
2013	21,968	1.33	to	1.36	29,670	0.42%	0.90%	to	1.95%	37.41%	to	38.88%
2012 ‡, 4	29,047	0.97	to	0.98	28,349	-	0.90%	to	1.95%	(3.79%)	to	(3.09%)
Invesco V.I. Core Equity Fund – Series I Shares
2015	2,183	1.46	to	1.60	3,367	6.72%	0.90%	to	1.80%	(7.46%)	to	(6.62%)
2014	2,744	1.58	to	1.71	4,552	0.81%	0.90%	to	1.80%	6.20%	to	7.17%
2013	3,535	1.49	to	1.60	5,490	1.34%	0.90%	to	1.80%	26.93%	to	28.09%
2012 ‡	4,462	1.17	to	1.25	5,431	0.92%	0.90%	to	1.95%	11.83%	to	12.86%
2011 ‡	5,708	1.04	to	1.10	6,169	0.93%	0.90%	to	1.95%	(2.01%)	to	(0.96%)#
Invesco V.I. Equity and Income Fund – Series II Shares
2015 ‡	859	1.46	to	1.60	1,282	2.39%	0.90%	to	1.80%	(4.34%)	to	(3.46%)
2014 ‡	672	1.53	to	1.65	1,043	1.71%	0.90%	to	1.80%	6.81%	to	7.79%
2013 ‡	580	1.43	to	1.53	841	1.47%	0.90%	to	1.80%	22.64%	to	23.76%
2012 ‡	614	1.17	to	1.24	725	1.64%	0.90%	to	1.80%	10.36%	to	11.38%
2011 ‡	708	1.06#	to	1.11	759	1.78%	0.90%	to	1.80%	(3.07%)#	to	(2.19%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2015	981	1.53	to	1.72	1,599	13.47%	0.90%	to	1.95%	(5.90%)	to	(4.89%)
2014	1,123	1.62	to	1.81	1,935	0.04%	0.90%	to	1.95%	2.40%	to	3.50%
2013	1,281	1.59	to	1.75	2,142	0.70%	0.90%	to	1.95%	26.31%	to	27.66%
2012	1,555	1.26	to	1.37	2,048	0.07%	0.90%	to	1.95%	8.79%	to	9.95%
2011	1,855	1.15	to	1.24	2,232	0.27%	0.90%	to	1.95%	(8.20%)	to	(7.22%)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2015	293	1.72	to	1.90	533	-	0.90%	to	1.85%	(4.19%)	to	(3.26%)
2014 ‡	372	1.79	to	1.97	703	-	0.90%	to	1.85%	8.98%	to	10.03%
2013	500	1.64	to	1.79	861	-	0.90%	to	1.85%	32.59%	to	33.87%
2012	618	1.24	to	1.33	799	-	0.90%	to	1.85%	8.33%	to	9.38%
2011	804	1.14	to	1.22	953	-	0.90%	to	1.85%	(10.75%)	to	(9.89%)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2015 ‡	3,114	1.57	to	1.76	5,137	20.04%	0.90%	to	1.95%	(3.45%)	to	(2.42%)
2014	3,640	1.63	to	1.81	6,170	4.48%	0.90%	to	1.95%	2.31%	to	3.41%
2013 ‡	4,028	1.59	to	1.75	6,646	4.90%	0.90%	to	1.95%	6.07%	to	7.20%
2012 ‡	3,959	1.50	to	1.63	6,178	5.36%	0.90%	to	1.95%	10.34%	to	11.52%
2011 ‡	4,785	1.36#	to	1.46	6,725	5.21%	0.90%	to	1.95%	2.35%	to	3.45%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2015 ‡	32,192	1.38	to	1.55	47,579	7.36%	0.90%	to	1.95%	(4.76%)	to	(3.74%)
2014 ‡	40,297	1.45	to	1.61	61,997	0.63%	0.90%	to	1.95%	5.56%	to	6.68%
2013	53,007	1.37	to	1.51	76,766	0.52%	0.90%	to	1.95%	33.25%	to	34.68%
2012 ‡	69,229	1.03	to	1.12	74,708	0.93%	0.90%	to	1.95%	9.90%	to	11.08%
2011 ‡	81,049	0.94#	to	1.01	79,037	0.69%	0.90%	to	1.95%	(7.91%)	to	(6.92%)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2015 ‡	2,393	1.48	to	1.66	3,747	4.52%	0.90%	to	1.95%	(5.66%)	to	(4.65%)
2014	2,841	1.57	to	1.74	4,682	0.41%	0.90%	to	1.95%	9.36%	to	10.52%
2013	3,582	1.43	to	1.57	5,340	0.40%	0.90%	to	1.95%	27.78%	to	29.15%
2012 ‡	4,015	1.12	to	1.22	4,663	0.62%	0.90%	to	1.95%	12.31%	to	13.51%
2011 ‡	5,056	1.00#	to	1.07	5,206	0.19%	0.90%	to	1.95%	(5.88%)	to	(4.87%)
Neuberger Berman AMT Guardian Portfolio – S Class
2015 ‡	28,930	1.44	to	1.58	40,084	0.56%	0.90%	to	1.80%	(6.82%)	to	(5.97%)
2014 ‡	36,759	1.55	to	1.68	54,421	0.24%	0.90%	to	1.80%	6.93%	to	7.91%
2013 ‡	47,079	1.45	to	1.55	64,994	0.67%	0.90%	to	1.80%	36.11%	to	37.36%
2012 ‡	57,854	1.05	to	1.13	58,445	0.15%	0.90%	to	1.95%	10.40%	to	11.59%
2011 ‡	63,328	0.95#	to	1.01	57,668	0.35%	0.90%	to	1.95%	(4.96%)	to	(3.95%)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2015 ‡, 5	237	0.97	to	0.97	230	-	0.90%	to	1.80%	(3.21%)	to	(3.06%)
2014	-	-	to	-	-	-	-	to	-	-	to	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2015 ‡	-	-	to	-	-	-	0.90%	to	1.80%	(1.56%)	to	(0.79%)
2014 ‡	189	1.21	to	1.30	238	-	0.90%	to	1.80%	1.61%	to	2.54%
2013 ‡	248	1.19	to	1.27	306	-	0.90%	to	1.80%	43.21%	to	44.53%
2012 ‡	115	0.83	to	0.88	99	-	0.90%	to	1.80%	6.86%	to	7.84%
2011 ‡	184	0.78	to	0.81#	147	-	0.90%	to	1.80%	(2.84%)#	to	(2.15%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2015 ‡	618	1.45	to	1.58	918	-	0.90%	to	1.80%	1.41%	to	2.34%
2014	571	1.43	to	1.54	830	0.16%	0.90%	to	1.80%	13.06%	to	14.09%
2013	664	1.26	to	1.35	853	0.72%	0.90%	to	1.80%	27.10%	to	28.26%
2012 ‡	904	0.99	to	1.05	909	0.37%	0.90%	to	1.80%	11.76%	to	12.78%
2011 ‡	1,035	0.89#	to	0.93	935	0.11%	0.90%	to	1.80%	(3.14%)	to	(2.26%)
Oppenheimer Global Fund/VA – Service Shares
2015 ‡	1,130	1.35	to	1.49	1,603	1.23%	0.90%	to	1.95%	1.65%	to	2.74%
2014 ‡	1,097	1.32	to	1.45	1,513	0.85%	0.90%	to	1.95%	0.07%	to	1.14%
2013	1,192	1.32	to	1.44	1,633	1.24%	0.90%	to	1.95%	24.52%	to	25.85%
2012 ‡	1,429	1.06	to	1.14	1,561	1.96%	0.90%	to	1.95%	18.59%	to	19.86%
2011 ‡	2,169	0.90#	to	0.95	1,983	1.09%	0.90%	to	1.95%	(10.31%)	to	(9.35%)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2015	18,118	1.47	to	1.61	26,656	0.83%	0.90%	to	1.80%	(7.78%)	to	(6.94%)
2014 ‡	23,508	1.60	to	1.73	37,303	0.64%	0.90%	to	1.80%	9.65%	to	10.65%
2013 ‡	30,663	1.46	to	1.56	44,209	0.71%	0.90%	to	1.80%	38.10%	to	39.36%
2012 ‡	38,141	1.04	to	1.12	39,594	0.33%	0.90%	to	1.95%	15.37%	to	16.61%
2011 ‡	43,377	0.91#	to	0.96#	38,809	0.40%	0.90%	to	1.95%	(4.28%)	to	(3.26%)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2015 ‡	35,671	0.49	to	0.54	18,388	6.06%	0.90%	to	1.80%	(27.00%)	to	(26.33%)
2014 ‡	32,120	0.67	to	0.73	22,576	0.26%	0.90%	to	1.80%	(20.08%)	to	(19.35%)
2013 ‡	33,573	0.84	to	0.90	29,388	1.64%	0.90%	to	1.80%	(16.25%)	to	(15.48%)
2012 ‡	31,662	1.00	to	1.07	32,941	2.39%	0.90%	to	1.95%	3.07%	to	4.18%
2011 ‡	32,869	0.97	to	1.03#	32,965	13.76%	0.90%	to	1.95%	(9.34%)	to	(8.37%)
PIMCO Real Return Portfolio – Advisor Class
2015	1,321	1.22	to	1.35	1,713	6.98%	0.90%	to	1.95%	(4.70%)	to	(3.68%)
2014	1,622	1.28	to	1.40	2,192	1.34%	0.90%	to	1.95%	0.98%	to	2.06%
2013 ‡	2,172	1.28	to	1.38	2,886	1.13%	0.90%	to	1.80%	(10.94%)	to	(10.12%)
2012	5,523	1.44	to	1.53	8,204	0.94%	0.90%	to	1.80%	6.69%	to	7.67%
2011	7,250	1.35	to	1.42	10,040	1.77%	0.90%	to	1.80%	9.56%	to	10.56%
PIMCO Total Return Portfolio – Advisor Class
2015	4,385	1.40	to	1.55	6,480	22.12%	0.90%	to	1.95%	(1.61%)	to	(0.55%)
2014	5,529	1.42	to	1.56	8,235	2.07%	0.90%	to	1.95%	2.15%	to	3.24%
2013	6,607	1.39	to	1.51	9,582	2.07%	0.90%	to	1.95%	(3.97%)	to	(2.94%)
2012	9,151	1.45	to	1.56	13,729	2.48%	0.90%	to	1.95%	7.35%	to	8.50%
2011	9,870	1.35	to	1.43	13,724	2.52%	0.90%	to	1.95%	1.49%	to	2.58%
Rydex Inverse Government Long Bond Strategy Fund
2015 ‡	1,153	0.29	to	0.33	363	-	0.90%	to	1.95%	(3.14%)	to	(2.11%)
2014	1,368	0.30	to	0.34	444	-	0.90%	to	1.95%	(26.38%)	to	(25.59%)
2013	1,579	0.41	to	0.46	690	-	0.90%	to	1.95%	13.02%	to	14.22%
2012 ‡	1,807	0.36	to	0.40	695	-	0.90%	to	1.95%	(8.03%)	to	(7.04%)
2011 ‡	1,767	0.40#	to	0.43	733	-	0.90%	to	1.95%	(31.79%)	to	(31.06%)
Rydex Nova Fund
2015	307	2.15	to	2.46	697	-	0.90%	to	1.95%	(2.65%)	to	(1.61%)
2014	338	2.21	to	2.50	786	0.09%	0.90%	to	1.95%	16.28%	to	17.52%
2013	391	1.90	to	2.13	779	0.09%	0.90%	to	1.95%	46.09%	to	47.65%
2012	561	1.30	to	1.44	761	-	0.90%	to	1.95%	19.86%	to	21.14%
2011	616	1.09	to	1.19	696	0.04%	0.90%	to	1.95%	(3.09%)	to	(2.05%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Sentinel Variable Products Balanced Fund
2015	488	1.35	to	1.46	688	21.01%	0.90%	to	1.80%	(1.77%)	to	(0.87%)
2014	668	1.38	to	1.47	953	1.52%	0.90%	to	1.80%	5.88%	to	6.84%
2013 ‡	873	1.30	to	1.38	1,170	1.46%	0.90%	to	1.80%	16.74%	to	17.81%
2012 ‡	1,085	1.11	to	1.17	1,240	1.07%	0.90%	to	1.80%	9.43%	to	10.44%
2011 ‡	1,881	1.02	to	1.06	1,957	1.33%	0.90%	to	1.80%	2.34%	to	3.12%#
Sentinel Variable Products Bond Fund
2015	18,221	1.27	to	1.37	24,002	4.13%	0.90%	to	1.80%	(3.06%)	to	(2.18%)
2014	22,472	1.31	to	1.40	30,393	2.83%	0.90%	to	1.80%	2.14%	to	3.08%
2013 ‡	25,543	1.28	to	1.36	33,658	3.05%	0.90%	to	1.80%	(2.12%)	to	(1.23%)
2012	27,642	1.30	to	1.37	37,045	2.86%	0.90%	to	1.95%	4.45%	to	5.57%
2011	30,821	1.24	to	1.30	39,293	3.29%	0.90%	to	1.95%	4.97%	to	6.08%
Sentinel Variable Products Common Stock Fund
2015 ‡	56,411	1.48	to	1.61	87,794	3.18%	0.90%	to	1.95%	(1.76%)	to	(0.71%)
2014 ‡	73,215	1.50	to	1.63	115,268	1.55%	0.90%	to	1.95%	8.19%	to	9.35%
2013 ‡	92,285	1.39	to	1.49	133,450	1.45%	0.90%	to	1.95%	29.16%	to	30.54%
2012	111,586	1.08	to	1.14	124,149	1.72%	0.90%	to	1.95%	12.85%	to	14.06%
2011	127,942	0.95	to	1.00	125,341	1.46%	0.90%	to	1.95%	0.11%	to	1.18%
Sentinel Variable Products Mid Cap Fund
2015 ‡	546	1.29	to	1.39	733	0.27%	0.90%	to	1.80%	(3.00%)	to	(2.12%)
2014	359	1.33	to	1.42	493	0.33%	0.90%	to	1.80%	2.75%	to	3.69%
2013 ‡	566	1.29	to	1.37	755	0.09%	0.90%	to	1.80%	29.94%	to	31.13%
2012 ‡	417	1.00	to	1.04	427	0.14%	0.90%	to	1.80%	10.31%	to	11.32%
2011	853	0.90	to	0.94	786	0.01%	0.90%	to	1.80%	1.76%	to	2.69%
Sentinel Variable Products Small Company Fund
2015 ‡	7,819	1.51	to	1.62	12,245	-	0.90%	to	1.80%	(3.11%)	to	(2.22%)
2014	10,117	1.55	to	1.66	16,272	0.47%	0.90%	to	1.80%	4.76%	to	5.72%
2013 ‡	12,434	1.48	to	1.57	18,995	0.12%	0.90%	to	1.80%	32.30%	to	33.51%
2012	15,390	1.11	to	1.18	17,681	0.46%	0.90%	to	1.95%	9.26%	to	10.44%
2011	17,266	1.02	to	1.07	18,040	-	0.90%	to	1.95%	1.01%	to	2.09%
Templeton Developing Markets VIP Fund – Class 2
2015	1,748	0.78	to	3.51	2,098	2.03%	0.90%	to	1.80%	(21.05%)	to	(20.33%)
2014 ‡	1,983	0.98	to	4.41	3,091	1.47%	0.90%	to	1.80%	(10.04%)	to	(9.22%)
2013 ‡	2,299	1.09	to	4.86	3,896	1.96%	0.90%	to	1.80%	(2.70%)	to	(1.81%)
2012 ‡	2,652	1.12	to	4.95	4,523	1.37%	0.90%	to	1.80%	11.12%	to	12.14%
2011 ‡	3,228	1.01#	to	4.41	5,148	0.95%	0.90%	to	1.80%	(17.37%)	to	(16.61%)#
Templeton Foreign VIP Fund – Class 2
2015 ‡	3,012	2.92	to	2.95	7,036	11.81%	0.90%	to	1.95%	(8.31%)	to	(7.33%)
2014	3,295	3.18	to	3.19	8,411	1.89%	0.90%	to	1.95%	(12.86%)	to	(11.93%)
2013	3,810	3.65	to	3.62	11,189	2.35%	0.90%	to	1.95%	20.58%	to	21.86%
2012 ‡	4,519	3.03	to	2.97	11,052	3.01%	0.90%	to	1.95%	15.93%	to	17.17%
2011 ‡	5,714	2.61#	to	2.53#	11,930	1.74%	0.90%	to	1.95%	(12.37%)	to	(11.44%)#
Templeton Growth VIP Fund – Class 2
2015 ‡	20,496	2.85	to	3.85	30,372	4.11%	0.75%	to	1.95%	(8.31%)	to	(7.19%)
2014	25,686	3.11	to	4.15	40,366	1.35%	0.75%	to	1.95%	(4.71%)	to	(3.54%)
2013	29,922	3.26	to	4.30	49,333	2.71%	0.75%	to	1.95%	28.27%	to	29.84%
2012 ‡	38,326	2.54	to	3.31	48,672	2.11%	0.75%	to	1.95%	18.70%	to	20.16%
2011 ‡	45,187	2.14#	to	2.76#	48,832	1.33%	0.75%	to	1.95%	(8.78%)	to	(7.67%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Capital Growth Series – Class A Shares
2015	17,383	2.75	to	2.02	33,773	-	0.90%	to	1.95%	7.13%	to	8.28%
2014 ‡	19,763	2.57	to	1.87	35,840	0.06%	0.90%	to	1.95%	9.55%	to	10.73%
2013	22,246	2.34	to	1.69	36,781	0.32%	0.90%	to	1.95%	26.92%	to	28.28%
2012 ‡	25,998	1.85	to	1.32	33,713	0.57%	0.90%	to	1.95%	11.54%	to	12.74%
2011 ‡	29,451	1.65#	to	1.17#	34,104	0.05%	0.90%	to	1.95%	(6.45%)#	to	(5.45%)#
Virtus Growth & Income Series – Class A Shares
2015	19,028	1.44	to	3.10	47,117	4.42%	0.90%	to	2.25%	(10.96%)	to	(9.72%)
2014 ‡	22,519	1.62†	to	3.44†	62,028	0.91%	0.90%	to	2.25%	7.17%	to	8.65%
2013	27,829	1.51	to	3.16	71,772	0.83%	0.90%	to	2.25%	28.84%	to	30.62%
2012 ‡	34,528	1.17	to	2.42	68,738	0.85%	0.90%	to	2.25%	12.18%	to	13.74%
2011 ‡	43,300	1.04#	to	2.98	75,525	0.68%	0.75%	to	2.25%	(3.87%)	to	(2.40%)#
Virtus International Series – Class A Shares
2015 ‡	78,963	3.71	to	3.08	134,233	10.03%	0.90%	to	1.85%	(12.14%)	to	(11.29%)
2014 ‡	88,130	4.16	to	3.47	170,578	3.63%	0.90%	to	1.95%	(5.77%)	to	(4.77%)
2013	101,814	4.42	to	3.64	213,752	2.12%	0.90%	to	1.95%	5.68%	to	6.81%
2012 ‡	115,872	4.18	to	3.41	234,460	2.72%	0.90%	to	1.95%	14.24%	to	15.47%
2011 ‡	127,920	3.66#	to	2.95#	232,243	2.56%	0.90%	to	1.95%	(6.43%)	to	(5.43%)
Virtus Multi-Sector Fixed Income Series – Class A Shares
2015 ‡	32,121	3.68	to	4.24	71,604	10.83%	0.75%	to	1.95%	(3.18%)	to	(2.00%)
2014	39,535	3.80	to	4.33	91,223	4.71%	0.75%	to	1.95%	(0.08%)	to	1.14%
2013 ‡	45,574	3.80	to	4.28	105,452	5.39%	0.75%	to	1.95%	0.26%	to	1.49%
2012 ‡	52,277	3.79	to	4.21	123,991	6.16%	0.75%	to	1.95%	12.45%	to	13.83%
2011 ‡	59,260	3.37#	to	3.70#	126,188	6.53%	0.75%	to	1.95%	0.99%	to	2.22%
Virtus Real Estate Securities Series – Class A Shares
2015 ‡	14,994	7.85	to	13.10	45,425	6.24%	0.90%	to	1.95%	0.39%	to	1.46%
2014 ‡	20,214	7.82	to	12.91	58,440	1.11%	0.90%	to	1.95%	29.06%	to	30.44%
2013	24,478	6.06	to	9.90	55,156	1.45%	0.90%	to	1.95%	(1.07%)	to	(0.01%)
2012 ‡	26,985	6.12	to	9.90	63,513	0.97%	0.90%	to	1.95%	14.69%	to	15.92%
2011 ‡	32,374	5.34#	to	8.54	66,816	0.69%	0.90%	to	1.95%	7.73%	to	8.88%
Virtus Small-Cap Growth Series – Class A Shares
2015 ‡	3,231	5.79	to	6.67	19,443	-	0.90%	to	1.95%	(1.24%)	to	(0.18%)
2014	3,748	5.86	to	6.69	22,813	-	0.90%	to	1.95%	3.45%	to	4.56%
2013	4,663	5.66	to	6.39	27,094	0.28%	0.90%	to	1.95%	37.48%	to	38.94%
2012 ‡	5,598	4.12	to	4.60	23,553	0.18%	0.90%	to	1.95%	9.63%	to	10.80%
2011 ‡	7,019	3.76#	to	4.15	26,176	-	0.90%	to	1.95%	14.32%	to	15.54%
Virtus Small-Cap Value Series – Class A Shares
2015 ‡	24,197	4.51	to	6.10	53,264	2.04%	0.90%	to	1.95%	(3.29%)	to	(2.25%)
2014 ‡	30,650	4.67	to	6.24	68,013	0.58%	0.90%	to	1.95%	(0.15%)	to	0.92%
2013	37,795	4.67	to	6.19	84,772	0.56%	0.90%	to	1.95%	38.03%	to	39.50%
2012 ‡	46,261	3.39	to	4.44	77,273	2.22%	0.90%	to	1.95%	6.02%	to	7.16%
2011 ‡	51,383	3.19#	to	4.14	83,491	0.78%	0.90%	to	1.95%	2.50%#	to	3.60%
Virtus Strategic Allocation Series – Class A Shares
2015 ‡	5,843	3.10	to	4.16	18,070	2.96%	0.75%	to	1.95%	(7.23%)	to	(6.09%)
2014	6,951	3.34	to	4.43	22,965	2.10%	0.75%	to	1.95%	5.42%	to	6.71%
2013	8,064	3.17	to	4.15	25,102	1.88%	0.75%	to	1.95%	15.70%	to	17.11%
2012 ‡	9,680	2.74	to	3.54	25,850	2.29%	0.75%	to	1.95%	11.21%	to	12.57%
2011 ‡	10,931	2.47#	to	3.15	26,149	2.19%	0.75%	to	1.95%	(0.07%)	to	1.15%#

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger International
2015	17,409	6.19	to	6.25	52,104	5.29%	0.90%	to	1.95%	(1.85%)	to	(0.80%)
2014 ‡	20,492	6.31	to	6.30	61,596	1.41%	0.90%	to	1.95%	(6.27%)	to	(5.26%)
2013	24,325	6.73	to	6.65	77,789	2.60%	0.90%	to	1.95%	19.99%	to	21.27%
2012 ‡	28,556	5.61	to	5.48	76,214	1.19%	0.90%	to	1.95%	19.19%	to	20.47%
2011 ‡	31,350	4.71#	to	4.55#	73,647	4.73%	0.90%	to	1.95%	(16.28%)	to	(15.39%)#
Wanger International Select
2015 ‡	1,396	4.76	to	5.71	4,766	14.59%	0.90%	to	1.85%	(2.86%)	to	(1.92%)
2014	1,497	4.90	to	5.82	5,449	1.36%	0.90%	to	1.85%	(8.68%)	to	(7.80%)
2013 ‡	1,749	5.36	to	6.32	6,970	5.91%	0.90%	to	1.85%	11.93%	to	13.01%
2012 ‡	2,103	4.79	to	5.59	7,297	1.12%	0.90%	to	1.85%	19.74%	to	20.90%
2011 ‡	2,465	4.00#	to	4.62	7,014	1.45%	0.90%	to	1.85%	(11.77%)	to	(10.92%)#
Wanger Select
2015 ‡	1,468	4.91	to	7.19	6,762	0.07%	0.90%	to	1.85%	(1.60%)	to	(0.65%)
2014	1,735	4.92	to	7.24	7,964	-	0.90%	to	1.95%	1.13%	to	2.21%
2013	2,087	4.87	to	7.08	9,232	0.29%	0.90%	to	1.95%	31.96%	to	33.37%
2012 ‡	2,384	3.69	to	5.31	7,981	0.40%	0.90%	to	1.95%	16.14%	to	17.39%
2011 ‡	2,996	3.18#	to	4.52	8,907	2.20%	0.90%	to	1.95%	(19.28%)	to	(18.42%)#

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2015	5,758	4.92	to	6.22	32,554	-	0.90%	to	1.95%	(2.55%)	to	(1.50%)
2014	6,593	5.04	to	6.32	37,597	-	0.90%	to	1.95%	2.74%	to	3.84%
2013	7,783	4.91	to	6.08	42,648	0.14%	0.90%	to	1.95%	31.15%	to	32.55%
2012 ‡	8,969	3.74	to	4.59	37,676	0.30%	0.90%	to	1.95%	17.67%	to	18.93%
2011 ‡	10,915	3.18#	to	3.86	38,475	-	0.90%	to	1.95%	(5.37%)	to	(4.36%)#

*Amount is less than 0.005%.
‡For the noted Fund, a unit value and/or total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
#This represents a prior period number that has been restated due to an error. During the preparation of the 2012 financial statements, PHL Variable discovered errors in the unit value and total return financial highlight disclosures for the investment option for the 2011 period identified. In prior periods, the unit value and total return ranges were shown regardless of their relationship with the expense ratio presented. Accordingly, in 2012, PHL Variable restated these unit values and total return ranges to correspond correctly to the lowest or highest expense ratio reported (as described in note 3 below).
†This represents a prior period number that has been revised due to an error. During the preparation of the 2015 financial statements, PHL Variable discovered that the unit values shown for Virtus Growth & Income Series - Class A Shares were incorrect. The lowest unit value shown was incorrectly shown as 3.23 and the highest unit value was incorrectly shown as 6.88.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 27, 2012 to December 31, 2012.	[5]From inception November 2, 2015 to December 31, 2015.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6— Related Party Transactions and Charges and Deductions
Related Party Transactions
PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Phoenix, distributes PHL Variable’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
PHL Variable makes deductions from the contract to compensate us for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges at a maximum rate of $35 per policy. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.
Policy Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges. Because a contract’s value and policy duration may vary, the surrender charge may also vary.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2015 and 2014 were $8,806,256 and $10,973,291, respectively.
B.    Optional Rider and Benefit Charges
PHL Variable may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. PHL Variable will make deductions at a maximum rate of 2.25% of the contract’s value for the mortality and expense cost risks and 0.125% for administrative cost risks, which PHL Variable undertakes. The total aggregate expense for the period ended December 31, 2015 was $19,522,344.
D.    Other Charges
PHL Variable may deduct other charges depending on the contract terms.
Certain liabilities of the Separate Account are payable to PHL Variable when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PHL Variable intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Intercompany Reinsurance Treaty
On June 30, 2015, Phoenix executed an intercompany reinsurance treaty between two of its subsidiaries, Phoenix Life Insurance Company (“Phoenix Life”) and PHL Variable after receiving regulatory approval from the the New York State Department of Financial Services (“NYDFS”) and the Connecticut Insurance Department. Under the reinsurance treaty, Phoenix Life will retrocede to PHL Variable on a modified coinsurance basis, policy liabilities of a block of corporate-owned life insurance policies. As of result of discussions with its regulators related to this treaty, Phoenix decided to de-stack its insurance company subsidiaries.
Destacking
On July 29, 2015, Phoenix completed de-stacking of its insurance company subsidiaries, which are now all direct subsidiaries of Phoenix. Prior to the de-stacking, Phoenix Life ,a direct subsidiary of Phoenix, was the indirect parent of PHL Variable, American Phoenix Life and Reassurance Company and Phoenix Life and Annuity Company. It was approved by the NYDFS, which regulates Phoenix Life, and the Connecticut Insurance Department, which regulates the other three subsidiaries.
Nassau Transaction
On September 29, 2015, Phoenix announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire Phoenix for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nassau Transaction”) . Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the Phoenix shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. After completion of the transaction, which is expected to close in early 2016, Nassau will contribute $100 million in new equity capital into Phoenix and Phoenix will be a privately held, wholly owned subsidiary of Nassau. In addition, as part of the Nassau Transaction, Phoenix launched a consent solicitation in connection with its 7.45% quarterly Interest Bonds due 2032 (the “Consent Solicitation”).
Phoenix Shareholder Litigation
On October 26, 2015, a putative class action lawsuit was filed by a purported shareholder of Phoenix in the Superior Court of the State of Connecticut challenging the Nassau Transaction. The lawsuit alleged that the individual members of Phoenix’s Board of Directors breached their fiduciary duties to the Phoenix shareholders by agreeing to the Nassau Transaction for inadequate consideration and through an allegedly flawed sales process, and that the defendant companies – Phoenix, Nassau and Davero Merger Sub Corp. (a wholly owned subsidiary of Nassau) – aided and abetted such alleged breaches. The plaintiff in the action, which is styled Thomas White v. The Phoenix Companies, Inc., et. al., No. HHD-CV15--6063180-S (Conn. Super. Ct., Hartford), sought , among other things, an order enjoining the merger and, in the event the merger is completed, rescission and/or damages as a result of the alleged violations of law, as well as fees and costs.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Phoenix Shareholder Litigation Settlement
On December 10, 2015, Phoenix and the other defendants executed a Memorandum of Understanding (“MOU”) with the plaintiff providing for settlement of the suit based on certain supplemental disclosures to be released to Phoenix shareholders in advance of the December 17, 2015 shareholder vote. The settlement reflected in the MOU is subject to certain confirmatory discovery by the plaintiffs in the litigation and subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the litigation. The MOU outlines the terms of the agreement in principle to settle and release all claims which were or could have been asserted in the litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the conditional certification of the Litigation as a non opt-out class action. The stipulation of settlement will provide for the release of any and all claims arising from the merger, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consideration to be received by Phoenix stockholders in the merger or the timing of the anticipated closing of the merger. There can be no assurance that the settling parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the settling parties were to enter into the stipulation. In such event, or if the merger is not consummated for any reason, the proposed settlement will be null and void and of no force and effect. In January 2016, named-plaintiff, Thomas White, and non-party, Stephen Bushansky, a member of the putative class, moved to substitute Stephen Bushansky as plaintiff, which motion was granted.
Phoenix Proxy Solicitation
On December 17, 2015, at a special meeting, Phoenix shareholders approved the adoption of the Agreement and Plan of Merger, dated as of September 28, 2015, among Phoenix, Davero Merger Sub Corp. and Nassau. Subject to the terms and conditions of the merger agreement, Davero Merger Sub Corp., a direct wholly-owned subsidiary of Nassau, will be merged with and into Phoenix with Phoenix as the surviving company and a direct wholly-owned subsidiary of Nassau.
Consent Solicitation
On January 7, 2016, Phoenix commenced the Consent Solicitation to amend the indenture governing the bonds (the “Indenture”) in connection with the Nassau Transaction. On March 4, 2016, Phoenix announced the success of the Consent Solicitation. The consents received represented approximately 72.9% of the outstanding principal amount. On March 9, 2016, the Company and the Trustee executed a fourth supplemental indenture (the “Fourth Supplemental Indenture”) amending the Indenture effective as of such date. If the merger is consummated and the bonds are delisted, Phoenix will no longer be required to file SEC Reports with the SEC and will not be required to file reports with the bond’s trustee or the SEC pursuant to the terms of the Indenture or the Trust Indenture Act of 1939, as amended. The amendment would require Phoenix to deliver to the trustee and make available to bondholders certain annual financial statements, quarterly financial statements and reports on certain current events.
Consent Solicitation Litigation
On February 8, 2016, plaintiff Kenneth Roth filed a putative class action complaint (“Complaint”) in New York Supreme Court (New York County) (the “Court”) against Phoenix and U.S. Bank National Association in its capacity as indenture trustee (the “Trustee”), Index No. 650634/2016 (the “Litigation”), relating to the Consent Solicitation. The Complaint asserts claims against Phoenix for breach of contract, breach of the covenant of good faith and fair dealing, negligent misrepresentation, a temporary restraining order, a preliminary and permanent injunction, and a declaratory judgment. In addition to damages, costs, and attorneys’ fees, the Complaint asks the Court to temporarily restrain, and preliminarily and permanently enjoin the Consent Solicitation or, alternatively, declare that the proposed supplemental indenture is null and void. The Complaint further alleges that the Trustee breached its fiduciary duty to bondholders by, inter alia, allowing the Consent Solicitation to be issued. Phoenix believes that the lawsuit is without merit and that no additional or amended disclosure is required to supplement the Consent Solicitation, and that no changes to the proposed supplemental indenture are required, under applicable laws.
Consent Solicitation Litigation Settlement
On February 24, 2016, the parties to the Litigation (the “Settling Parties”) entered into the MOU providing for the settlement of the Litigation, subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the Litigation. The MOU outlines the terms of the Settling Parties’ agreement in principle to settle and release all claims which were

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
or could have been asserted in the Litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the release of any and all claims arising from or relating to the Consent Solicitation, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consent fee to be received by consenting Phoenix bondholders in the Consent Solicitation. There can be no assurance that the Settling Parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the Settling Parties were to enter into the stipulation. In such event, or if the Consent Solicitation is not consummated for any reason, the proposed settlement will be null and void and of no force and effect.
SEC Cease-and-Desist Order
Phoenix and PHL Variable of Phoenix, are subject to a Securities and Exchange Commission (the “SEC”) Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. Phoenix and PHL Variable remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders in 2014.
Cases Brought by Policy Investors Against Phoenix, Phoenix Life, PHL Variable
On August 2, 2012, Lima LS PLC filed a complaint against Phoenix, Phoenix Life, PHL Variable, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix Life and PHL Variable promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
Cost of Insurance Cases
On November 18, 2011, Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, filed suit against Phoenix Life in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) challenging COI rate adjustments implemented by Phoenix Life in 2010 and 2011 in certain universal life insurance policies. The complaint sought damages for breach of contract. The class certified by the court was limited to holders of Phoenix Life policies issued in New York subject to New York law and subject to Phoenix Life’s 2011 COI rate adjustment.
PHL Variable has been named as a defendant in six actions challenging its COI rate adjustments in certain universal life insurance policies implemented concurrently with the Phoenix Life adjustments. Phoenix Life and PHL Variable are referred to as the “Phoenix Life Companies.” Five cases have been brought against PHL Variable, while one case has been brought against both PHL Variable and Phoenix Life. These six cases, only one of which is styled as a class action, have been brought by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”); (2-5) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”); (4: C.A. No. 3:14-cv-00555-WWE; U.S. Dist. Ct; D. Conn., complaint originally filed on March 6, 2013, in the District of Delaware and transferred by order dated April 22, 2014, to the District of Connecticut; and 5: C.A. No. 3:14-cv-01398-WWE, U.S. Dist. Ct; D.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Conn., complaint filed on September 23, 2014, and amended on October 16, 2014, to add Phoenix Life as a defendant, and consolidated with No. 3:14-cv-00555-WWE (collectively the “U.S. Bank Conn. Litigations”)); and (6) SPRR LLC (C.A. No. 1:14-cv-8714-CM; U.S. Dist. Ct.; S.D.N.Y., complaint filed on October 31, 2014; the “SPRR Litigation”). SPRR LLC filed suit against PHL Variable, on behalf of itself and others similarly situated, challenging COI rate adjustments implemented by PHL Variable in 2011.
The Tiger Capital Litigation, the two U.S. Bank N.Y. Litigations and the SPRR Litigation were assigned or reassigned to the same judge as the Fleisher Litigation. The plaintiff in the Tiger Capital Litigation sought damages for breach of contract and declaratory relief. The plaintiff in the U.S. Bank N.Y. Litigations and the U.S. Bank Conn. Litigations sought damages and attorneys’ fees for breach of contract and other common law and statutory claims. The plaintiff in the SPRR Litigation sought damages for breach of contract for a nationwide class of policyholders.
The Phoenix Life Companies reached an agreement as of April 30, 2015, memorialized in a formal settlement agreement executed on May 29, 2015, with SPRR, LLC, Martin Fleisher, as trustee of the Michael Moss Irrevocable Life Insurance Trust II, and Jonathan Berck, as trustee of the John L. Loeb, Jr. Insurance Trust (collectively, the SPRR Litigation and the Fleisher Litigation plaintiffs referred to as the “Plaintiffs”), to resolve the Fleisher Litigation and SPRR Litigation (the “Settlement”). A motion for preliminary approval of the Settlement was filed with the United States District Court for the Southern District of New York on May 29, 2015 and on June 3, 2015, the court granted preliminary approval of the Settlement and ordered notice be given to class members. The proposed Settlement class consists of all policyholders that were subject to the 2010 or 2011 COI rate adjustments (collectively, the “Settlement Class”), including the policies within the above-named COI cases. The Phoenix Life Companies agreed to pay a total of $48.5 million , as reduced for any opt-outs, in connection with the Settlement. The Phoenix Life Companies agreed not to impose additional increases to COI rates on policies participating in the Settlement Class through the end of 2020, and not to challenge the validity of policies participating in the Settlement Class for lack of insurable interest or misrepresentations in the policy applications. Under the Settlement, policyholders are members of the Settlement Class, including those which have filed individual actions relating to COI rate adjustments, may opt out of the Settlement and separately litigate their claims. The opt-out period expired on July 17, 2015 and opt-out notices have been received by the Phoenix Life Companies, including from U.S. Bank, a party to four COI cases. On September 9, 2015, the judge in the Fleisher and SPRR Litigations entered an order approving of the Settlement and final judgment was entered on December 9, 2015.
On June 3, 2015, the parties to the Tiger Capital Litigation advised the court of a settlement of the Tiger Capital Litigation, which includes Tiger Capital, LLC’s participation in the class Settlement. The settlement of the Tiger Capital Litigation was on a basis that will not have a material impact on the Company’s financial statements. The Tiger Capital Litigation was closed by the court on October 21, 2015.
On September 28, 2015, the Plaintiff in the U.S. Bank N.Y. Litigations and PHL Variable filed a joint stipulation of dismissal of the U.S. Bank N.Y. Litigations with prejudice pursuant to an agreement to settle. The U.S. Bank Conn. Litigations are proceeding, and the Plaintiff seeks damages and attorney’s fees for breach of contract and other common law and statutory claims. Complaints to state insurance departments regarding PHL Variable’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing PHL Variable to take remedial action in response to complaints by a single policyholder. PHL Variable disagrees with both states’ positions. On March 23, 2015, an Administrative Law Judge (“ALJ”) in Wisconsin ordered PHL Variable to pay restitution to current and former owners of seven policies and imposed a fine on PHL Variable which, in a total amount, does not have a material impact on PHL Variable’s financial position (Office of the Commissioner of Insurance Case No. 13- C35362). PHL Variable disagrees with the ALJ’s determination and has appealed the order.
For any cases or regulatory directives not resolved by the Settlement, Phoenix Life and PHL Variable believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them, including by appeal if necessary. For any matters not resolved by the Settlement, the outcome is uncertain and any potential losses cannot be reasonably estimated.
Cases Brought by Policyholders
On October 30, 2009, Brian S. Shevlin, Keith P. Shevlin, and Erin Taylor (the “Shevlins” or “Plaintiffs”) brought a purported class action suit against Phoenix Life and Phoenix (collectively “Defendants”) in the Superior Court of New Jersey, Mercer County, Brian S. Shevlin at al. v. Phoenix Life Insurance et al., Docket No. MER-L-2792-09. The Shevlins, on behalf of themselves and a

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
class of owners of closed block policies established upon the demutualization of Phoenix Life in 2001, challenged the reduction of dividends on those policies following 2006 and 2009 dividend scale changes. Defendants removed the suit to the United States District Court for the District of New Jersey (Case No. 09-cv-06323). On August 24, 2010, the District Court partially granted and partially denied Defendants’ motion to dismiss, and shortly thereafter Plaintiffs filed a Second Amended Complaint. Plaintiffs allege that the reduction of dividends breached the terms of their policies with Phoenix Life, and unjustly enriched Phoenix. On June 30, 2014, the court denied Phoenix’s motion for summary judgment, and instructed the parties to proceed to brief class certification. On February 9, 2016, the court denied the pending motion for class certification without prejudice to renew it if a planned mediation was unsuccessful in resolving the action. The outcome of this litigation and any potential award of damages are uncertain.
Rating Agency Actions
On October 1, 2015, Standard & Poor’s Rating Service affirmed its rating for Phoenix, Phoenix Life and PHL Variable and changed the outlook to positive based on the Nassau Transaction and capital infusion.
Reference in this report to any credit rating is intended for the limited purposes of discussing or referring to changes in PHL Variable’s credit ratings or aspects of its liquidity or costs of funds.
Such reference cannot be relied on for any other purposes, or used to make any inference concerning future performance, future liquidity or any future credit rating.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective November 6, 2015, the Neuberger Berman Small Cap Growth Portfolio merged into the surviving fund Neuberger Berman Mid Cap Growth Portfolio.
B.    Liquidations
On or about April 29, 2016, the Wanger International Select Fund will liquidate and dissolve.
C.    Name Changes
Effective on or about April 29, 2016, the Federated Prime Money Fund II will be renamed the Federated Government Money Fund II (Service Shares).
Effective on or about April 29, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio will be renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
Effective May 1, 2015, the AllianceBernstein VPS Balanced Wealth Strategy Portfolio was renamed the AB VPS Balanced Wealth Strategy Portfolio.
Effective August 11, 2014, the DWS Equity 500 Index VIP fund was renamed the Deutsche Equity 500 Index VIP fund.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective August 11, 2014, the DWS Small Cap Index VIP fund was renamed the Deutsche Small Cap Index VIP fund.
Effective May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund.
Effective May 1, 2014, the Mutual Shares Securities Fund was renamed Franklin Mutual Shares VIP Fund.
Effective May 1, 2014, the Templeton Developing Markets Securities Fund was renamed Templeton Developing Markets VIP Fund.
Effective May 1, 2014, the Templeton Foreign Securities Fund was renamed Templeton Foreign VIP Fund.
Effective May 1, 2014, the Templeton Growth Securities Fund was renamed Templeton Growth VIP Fund.
D.    Other
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisers Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadviser, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Effective November 2, 2015, the subadviser to Virtus International Series changed from Aberdeen Asset Management Inc. to Euclid Advisors LLC.
On January 24, 2014, a 1:5 reverse share split of Rydex VT Inverse Government Long Bond Strategy Fund shares occurred after the close of markets. The fund shares are offered on a split-adjusted basis, after January 27, 2014.
Note 11—Subsequent Events
Capital Contributions
On February 25, 2016, PHL Variable received permission from the Connecticut Insurance Department to admit $23.1 million of receivables from Phoenix as an additional capital contribution on its balance sheet as of December 31, 2015. On February 26, 2016, Phoenix made a capital contribution of $23.1 million to PHL Variable.
Dividends
On March 10, 2016, Phoenix Life declared a $20.0 million dividend to Phoenix.
Management and Organizational Changes
On January 22, 2016, Phoenix announced that Bonnie J. Malley, Executive Vice President and Chief Financial Officer, intends to leave Phoenix upon the completion of the Nassau Transaction. Upon completion of the Nassau Transaction, Phoenix plans to appoint Ernest McNeill Jr. as Chief Financial Officer. Mr. McNeill is currently Phoenix’s Senior Vice President and Chief Accounting Officer.

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

The Board of Directors PHL Variable Insurance Company:

We have audited the accompanying statement of assets and liabilities of PHL Variable Accumulation Account (comprised of the divisions listed in Note 1) (collectively, “the Separate Account”) as of December 31, 2015, the related statements of operations and changes in net assets for the period then ended and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the PHL Variable Insurance Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PHL Variable Accumulation Account as of December 31, 2015, and the results of its operations and changes in its net assets for the year then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Hartford, Connecticut

April 25, 2016

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of PHL Variable Insurance Company:
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment options of the PHL Variable Accumulation Account (identified in Note 1) at December 31, 2014, the results of each of their operations for the period then ended, the changes in net assets for each of the periods then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of PHL Variable Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the transfer agents, provide a reasonable basis for our opinion.
/s/ Pricewaterhouse Coopers LLP
May 1, 2015
Boston, Massachusetts

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
OL4258 © 2015 The Phoenix Companies, Inc.	2-15